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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04746
                                    ---------------------------------------

                          Van Kampen Tax-Exempt Trust
---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
---------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
---------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   ---------------------

Date of fiscal year end: 11/30
                        -----------------

Date of reporting period: 11/30/03
                         ----------------

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 11/30/93 through 11/30/03. Class A Shares, adjusted for sales charge.
(LINE GRAPH)

                                                              VAN KAMPEN HIGH YIELD MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------     ------------------------------
11/93                                                                       9523                               10000
                                                                            9680                             10211.1
                                                                            9398                             9650.47
                                                                            9541                             9756.71
                                                                            9691                             9823.56
                                                                            9699                             9683.18
                                                                           10195                             10367.3
                                                                           10380                               10617
                                                                           10617                             10922.3
12/95                                                                      11048                             11373.2
                                                                           11031                             11236.3
                                                                           11136                             11322.2
                                                                           11385                             11581.7
                                                                           11690                             11876.7
                                                                           11820                             11848.3
                                                                           12155                             12256.3
                                                                           12558                             12625.9
12/97                                                                      12979                             12968.3
                                                                           13216                             13117.6
                                                                           13451                             13317.4
                                                                           13758                               13726
                                                                           13845                             13808.7
                                                                           13998                             13931.1
                                                                           13971                               13685
                                                                           13870                             13630.5
12/99                                                                      13617                             13524.7
                                                                           13769                             13919.8
                                                                           13819                             14130.1
                                                                           14103                             14472.1
                                                                           14287                             15104.8
                                                                           14542                               15440
                                                                           14746                             15540.2
                                                                           15030                             15976.8
12/01                                                                      15001                             15879.1
                                                                           15157                             16028.8
                                                                           15536                             16615.3
                                                                           15787                             17404.4
                                                                           15879                             17404.3
                                                                           15939                             17613.5
                                                                           16558                             18067.9
                                                                           16703                               18082
11/03                                                                      16953                             18178.7

Index data source: Bloomberg

                               A SHARES                B SHARES                C SHARES
                            since 01/02/86          since 07/20/92          since 12/10/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.65%       6.36%       5.80%       5.80%       5.04%       5.04%

10-year                    5.94        5.42        5.45        5.45          --          --

5-year                     4.18        3.18        3.41        3.17        3.41        3.41

1-year                     8.34        3.16        7.52        3.52        7.52        6.52
---------------------------------------------------------------------------------------------
SEC Yield                       5.38%                   4.90%                   4.90%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Certain non-recurring payments were made to Class C Shares, resulting in an increase to the one-year total return of 0.03 percent. The since inception return and 10-year return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2003

Van Kampen High Yield Municipal Fund is managed by the adviser's Municipal Fixed Income team.(1) Current members include Wayne Godlin, Executive Director, and James Phillips, Vice President.

MARKET CONDITIONS

The economic backdrop for the 12 months ended November 30, 2003 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and private-sector economists suggesting that the U.S. economy might be entering a deflationary period also seemed to weigh heavily on the minds of investors over the course of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local level contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the federal funds target rate twice during the period to a level of 1.00 percent. Although the stock markets appeared to look past the sluggish economic data, bonds, in general, were hampered.

The uncertain climate had a definite effect on the municipal-bond market. While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy.

   AN IMPORTANT UPDATE

   Please note that after the end of the reporting period, Van Kampen High Yield Municipal Fund closed to NEW investors, effective December 5, 2003. AS AN EXISTING SHAREHOLDER, YOU MAY CONTINUE TO INVEST IN THE FUND.

   In order to best serve investors in our funds, we may periodically limit asset inflows when we believe these inflows may outpace attractive investment opportunities. Recently, improving economic conditions and narrowing credit spreads have led to a decrease in the supply of attractively valued high-yield municipal bonds. At the same time, demand for the fund has been consistently rising. Although the portfolio-management team was not experiencing undue difficulties in finding securities that meet their rigorous investment criteria, they believe it is in the best interest of existing shareholders to temporarily close the fund until market conditions become more favorable. The Board of Trustees concurred with the team's recommendation.

(1)Team members may change without notice at any time.

The 12-month period can be divided into two distinct market environments. The first of these, which lasted from November 2002 to mid-June 2003, saw municipal yields fall by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing and, in the case of older bonds, lower refinancing costs. These record levels of supply met with substantial demand as investors in search of relative stability poured cash into municipal-bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments, but were drawn to the relatively attractive yields of municipal bonds.

The municipal market reversed abruptly in mid-June, when yields began to climb from their lows. Investors during this phase shifted their attention to the advancing equity market, which reduced demand for municipal bonds. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market returned. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months of the reporting year. These forces combined to drive municipal-bond yields off of their historic lows, ending the period where they began.

Performance in the high-yield debt market mirrored the strong results of the corporate-bond markets, with credit spreads narrowing considerably on expectations of economic improvement. Declining default rates also supported the high-yield market, as did the appeal of higher yields in a low interest-rate environment.

PERFORMANCE ANALYSIS

The fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index. We were able to invest the strong cash inflows the fund enjoyed into sectors and securities with attractive yields that subsequently tightened. The fund also benefited from two long-term strategies we maintained over the course of the period. We kept the portfolio's above-benchmark position in life-care securities, which are tied to long-term care for the elderly, because we believed that the sector was well-positioned to benefit from the aging U.S. population. In a similar vein, we emphasized utility-district bonds that we felt would be supported by continued housing development in the Sun Belt communities of the South and Southwest. Both of these positions helped the

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2003

--------------------------------------------------------------------------
                                               LEHMAN BROTHERS
       CLASS A     CLASS B     CLASS C       MUNICIPAL BOND INDEX

        8.34%       7.52%       7.52%               6.65%
--------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

fund's performance as the sectors outperformed the broader high-yield municipal market.

While the fund outperformed its benchmark, its returns were hampered by its below-benchmark weighting in special-facility airport-revenue bonds. Most travel-related sectors have struggled since September 11, 2001, and we have largely deemphasized them out of concern for their financial prospects in an uncertain economic environment. While we maintained that belief through the period, many of these securities rebounded from low valuation. Our policy of holding a below-benchmark weighting in the sector hampered performance when the sector rallied, though the fund did benefit from strong credit selection among the names in the portfolio.

Our interest-rate strategy for the period remained consistent with our long-term approach of maintaining the portfolio's duration (a measure of interest-rate sensitivity) between eight and nine years. This helps limit portfolio volatility in times of rapidly shifting interest rates. In an effort to take advantage of the relatively steep level of the yield curve, we kept the portfolio's cash position at a minimum by investing in securities further out on the curve that had more attractive yields.

Going forward, we will continue to monitor the market closely for sectors and credits with attractive yield and total-return potential.

TOP 5 SECTORS AS OF 11/30/03                RATING ALLOCATIONS AS OF 11/30/03
Health Care                   20.9%         AAA/Aaa                         3.1%
Continuing Care               18.1          AA/Aa                           3.1
Industrial Revenue            16.6          A/A                             5.8
Tax District                  12.0          BBB/Baa                        15.0
Multi-Family Housing           5.9          BB/Ba                           5.3
                                            B/B                             7.0
                                            CCC/Caa                         0.1
                                            CC/Ca                           0.3
                                            Non-Rated                      60.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

November 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MUNICIPAL BONDS  98.3%
           ALABAMA  1.3%
$ 1,000    Alabama Spl Care Fac Fin Auth Methodist Home
           for the Aging..................................  6.300%   06/01/24   $      875,340
  4,500    Alabama St Indl Dev Auth Solid Waste Disp Rev
           Pine City Fiber Co.............................  6.450    12/01/23        4,357,755
  8,055    Alabama St Indl Dev Auth Solid Waste Disp Rev
           Pine City Fiber Co (GTY AGMT: Boise Cascade
           Corp.).........................................  6.450    12/01/23        7,800,381
  4,000    Colbert Cnty-Northwest AL Hlthcare Auth
           Hlthcare Fac...................................  5.750    06/01/27        3,814,360
  3,280    Courtland, AL Indl Dev Brd Environmental Impt
           Rev Intl Paper Co Proj Ser A Rfdg..............  5.800    05/01/22        3,349,306
  7,000    Courtland, AL Indl Dev Brd Environmental Impt
           Rev Intl Paper Co Ser B........................  6.250    08/01/25        7,394,520
  1,235    Courtland, AL Indl Dev Brd Solid Waste Disp
           Champion Intl Corp Proj Rfdg...................  6.000    08/01/29        1,255,353
  2,460    Huntsville Carlton Cove, AL Carlton Cove Inc
           Proj Ser A.....................................  8.000    11/15/19        2,240,076
  5,000    Huntsville Carlton Cove, AL Carlton Cove Inc
           Proj Ser A.....................................  8.125    11/15/31        4,391,050
  4,000    Huntsville Redstone Vlg, AL Spl Care Fac Fin
           Auth Ser A.....................................  8.125    12/01/26        3,845,560
  7,500    Huntsville Redstone Vlg, AL Spl Care Fac Fin
           Auth Ser A.....................................  8.250    12/01/32        7,213,500
  1,250    Phenix Cnty, AL Environmental Impt Rev Rfdg....  6.350    05/15/35        1,290,375
                                                                                --------------
                                                                                    47,827,576
                                                                                --------------
           ALASKA  0.3%
  2,000    Alaska Indl Dev & Expt Auth Williams Lynks AK
           Cargoport (a)..................................  8.125    05/01/31        2,077,400
  7,900    Juneau, AK City & Boro Nonrecourse Saint Anns
           Care Ctr Proj..................................  6.875    12/01/25        7,868,874
                                                                                --------------
                                                                                     9,946,274
                                                                                --------------
           ARIZONA  3.7%
  1,415    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
           Network........................................  6.375    12/01/37        1,463,634
  5,000    Arizona Hlth Fac Auth Rev the Terraces Proj Ser
           A..............................................  7.500    11/15/23        4,939,750

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           ARIZONA (CONTINUED)
$ 9,000    Arizona Hlth Fac Auth Rev the Terraces Proj Ser
           A..............................................  7.750%   11/15/33   $    9,002,340
  3,000    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A......................  7.125    12/01/24        2,981,250
  6,850    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.................  7.250    12/01/19        7,006,796
  6,750    Casa Grande, AZ Indl Dev Auth Hosp Rev Casa
           Grande Regl Med Ctr Ser A Rfdg.................  7.625    12/01/29        6,982,335
  1,120    Casa Grande, AZ Indl Dev Auth Hosp Rev Rfdg....  8.250    12/01/15          948,528
  1,475    Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson
           Elec Pwr Navajo Ser A..........................  7.125    10/01/32        1,519,043
  1,000    Flagstaff, AZ Indl Dev Auth Rev Living Cmnty
           Nrthn Cmnty Proj...............................  6.300    09/01/38          886,930
  6,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Proj.................................  7.500    03/01/35        6,165,600
  7,670    Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty
           Northn AZ Ser A................................  6.200    09/01/28        6,860,585
  1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty
           Learning Ctr Proj..............................  7.125    06/01/10        1,509,433
  1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty
           Learning Ctr Proj..............................  7.950    06/01/23        1,306,850
  5,500    Maricopa Cnty, AZ Indl Dev Auth Multi-Family
           Hsg Rev Natl Hlth Fac II Proj Ser B (a)........  6.625    07/01/33        4,918,595
  3,000    Maricopa Cnty, AZ Indl Dev Christian Care Mesa
           Inc Proj Ser A.................................  7.750    04/01/15        3,144,330
 11,745    Maricopa Cnty, AZ Indl Dev Christian Care Mesa
           Inc Proj Ser A.................................  7.875    04/01/27       12,126,360
  4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec Ser
           A Rfdg.........................................  6.375    08/01/15        4,170,320
  5,200    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
           Ser A Rfdg.....................................  6.375    08/15/29        4,950,712
  3,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds Life
           Ser A Rfdg.....................................  6.500    08/15/31        3,382,015
    800    Phoenix, AZ Indl Dev Auth Arpt Fac Rev America
           West Airl Inc Proj.............................  6.250    06/01/19          643,472
  4,000    Pima Cnty, AZ Indl Dev Auth Dev Radisson City
           Ctr Proj Rfdg (a)..............................  7.000    12/02/12        3,954,080
  2,905    Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur
           Charter Sch Proj...............................  7.750    08/01/33        2,925,567
  3,030    Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones
           Charter Sch Dist...............................  7.500    11/01/33        2,992,367
  4,345    Pima Cnty, AZ Indl Dev Auth Fac Rev Desert
           Heights Charter Sch............................  7.500    08/01/33        4,382,975

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           ARIZONA (CONTINUED)
$ 2,960    Pima Cnty, AZ Indl Dev Auth Multi-Family Rev
           Hsg Wilmot Vista Apts Proj Ser A (a)...........  6.625%   10/01/28   $    2,716,244
  6,750    Pima Cnty, AZ Indl Dev Auth Rev La Posada at Pk
           Ctr Ser A......................................  7.000    05/15/27        6,794,010
  1,000    Pima Cnty, AZ Indl Dev Auth Ser A..............  7.250    11/15/18          972,460
  1,500    Pima Cnty, AZ Indl Dev Auth Ser A..............  8.250    11/15/22        1,531,260
  1,235    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
           Assmt Rev......................................  6.500    12/01/12        1,304,296
  1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Rfdg...........................  8.000    06/01/11        1,073,481
  2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg.....................  8.250    06/01/15        2,078,520
  3,967    Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt
           Rev No 2.......................................  7.125    07/01/27        3,980,289
  2,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa Rita
           Hotel Ser A Rfdg (a)...........................  6.375    12/01/16        2,525,165
  3,235    Tucson, AZ Multi-Family Rev Hsg Catalina Asstd
           Living Ser A...................................  6.500    07/01/31        2,836,319
  7,600    Verrado Cmnty Fac Dist No 1 AZ.................  6.500    07/15/27        7,656,012
  4,000    Vistancia Cmnty Fac Dist AZ....................  6.750    07/15/22        4,098,000
  4,000    Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev
           Yavapai Regl Med Ctr Ser A.....................  6.000    08/01/33        4,083,440
                                                                                --------------
                                                                                   140,813,363
                                                                                --------------
           ARKANSAS  0.1%
  3,115    Jackson Cnty, AR Hlthcare Fac Brd First Mtg
           Hosp Rev Newport Hosp & Clinic Inc.............  7.375    11/01/11        3,121,541
                                                                                --------------

           CALIFORNIA  5.0%
  1,175    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part...........................................  6.375    11/15/15        1,147,928
  3,455    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part...........................................  6.375    11/15/28        3,141,493
  5,000    Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty
           Fac Dist No 2002-1.............................  6.500    09/01/33        5,047,500
  5,000    Beaumont, CA Fin Auth Loc Agy Rev Ser A........  7.000    09/01/33        5,237,400
  1,210    California Ed Fac Auth Rev Pacific Graduate Sch
           of Psych.......................................  7.600    11/01/21        1,278,292
  2,135    California Ed Fac Auth Rev Pacific Graduate Sch
           of Psych (a)...................................  8.000    11/01/21        2,263,399
 10,000    California Hlth Fac Fin Auth Rev Hlth Fac
           Adventist Hlth Sys Ser A.......................  5.000    03/01/33        9,449,300
  5,000    California St..................................  5.250    04/01/32        5,010,350
  5,000    California St Dept Wtr Res Pwr Supply Rev Ser
           A..............................................  5.375    05/01/22        5,171,650

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 3,275    California Statewide Cmnty Dev Auth Lease Rev
           Spl Fac Utd Airl Ser A (GTY AGMT: United
           Airlines Inc.).................................  5.700%   10/01/33   $    1,473,750
  2,960    California Statewide Cmnty Dev Auth
           Multi-Family Rev Hsg Heritage Pointe Sr Apt Ser
           QQ (a).........................................  7.500    10/01/26        2,887,036
  4,000    California Statewide Cmnty Dev Auth Rev Elder
           Care Alliance Ser A............................  8.000    11/15/22        3,972,840
  2,000    California Statewide Cmnty Dev Auth Rev Notre
           Dame De Namur Univ.............................  6.500    10/01/23        1,978,920
  2,500    California Statewide Cmnty Dev Auth Rev Notre
           Dame De Namur Univ.............................  6.625    10/01/33        2,468,000
  5,000    California Statewide Cmnty Dev Auth Rev San
           Francisco Art Institute (a)....................  7.375    04/01/32        5,038,800
  5,500    California Statewide Cmnty Dev Auth Rev Thomas
           Jefferson Sch of Law...........................  7.750    10/01/31        5,895,505
  1,935    California Statewide Cmnty Dev Auth Wtr &
           Wastewtr Pooled Fin Pgm Ser A (FSA Insd).......  4.750    10/01/28        1,940,166
  1,000    Capistrano, CA Uni Sch Dist No 90-2 Talega.....  6.000    09/01/33        1,007,600
  2,850    Contra Costa Cnty, CA Multi-Family Hsg Rev
           (a)............................................  6.750    12/01/30        2,764,072
  2,000    Corona, CA Ctf Part Vista Hosp Sys Inc Ser B
           (b) (c)........................................  9.500    07/01/20        1,000,000
  2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser C
           (b) (c)........................................  8.375    07/01/11        1,250,000
  1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7 Rfdg....  7.250    09/01/21        1,551,885
    150    Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser A
           Rfdg...........................................  6.500    09/01/28          157,080
  1,980    Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser
           B..............................................  6.500    09/01/28        2,073,456
  2,314    Fresno, CA Ctf Part............................  8.500    05/01/16        2,322,932
    450    Healdsburg, CA Ctf Part Nuestro Hosp Inc (a)
           (b) (c)........................................  6.250    11/01/08           26,955
  1,350    Healdsburg, CA Ctf Part Nuestro Hosp Inc (a)
           (b) (c)........................................  6.375    11/01/28           80,865
    920    Indio, CA Pub Fin Auth Rev Tax Increment.......  6.500    08/15/27          961,409
  3,500    La Verne, CA Ctf Part Brethren Hillcrest Homes
           Ser B..........................................  6.625    02/15/25        3,499,545
  2,390    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser
           F..............................................  7.100    09/01/20        2,552,329
  4,000    Lathrop, CA Fin Auth Rev Wtr Supply Proj.......  6.000    06/01/35        3,892,480
  3,280    Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl
           Tax Sycamore Creek.............................  6.000    09/01/33        3,281,017
  1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No 3
           Cascades Business Pk...........................  6.400    09/01/22        1,052,100

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 7,685    Los Angeles, CA Regl Arpt Fac Sublease Intl
           Arpt Rfdg......................................  6.350%   11/01/25   $    6,659,437
  2,500    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
           Ser C..........................................  6.125    12/01/07        2,406,150
  3,000    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
           Ser C..........................................  7.000    12/01/12        2,923,980
 21,700    Los Angeles, CA Regl Arpt Impt Corp Lease Rev
           Ser C..........................................  7.500    12/01/24       21,375,585
  5,575    Los Angeles, CA Regl Arpt Lease Fac Sublease
           Continental Airl...............................  9.250    08/01/24        5,718,723
  6,880    Millbrae, CA Residential Fac Rev Magnolia of
           Millbrae Proj Ser A............................  7.375    09/01/27        7,024,824
  1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac Dist
           87-1...........................................  7.125    10/01/23        1,007,090
  3,645    Norco, CA Spl Tax Cmnty Fac Dist No 01-1.......  6.750    09/01/22        3,680,575
  4,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser
           A..............................................  6.375    09/01/32        4,072,440
  2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser D......  7.875    09/01/25        2,103,640
  2,805    Reedley, CA Ctf Part...........................  7.500    10/01/26        2,836,220
  1,680    Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1
           Ser A..........................................  6.700    09/01/17        1,751,518
  1,990    Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1
           Ser A..........................................  6.750    09/01/27        2,074,436
  2,500    San Bernardino, CA Assoc Cmnty Fin Auth
           Hlthcare Ctf Part (b) (c)......................  6.900    05/01/27        1,000,000
  2,000    San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
           Hwy 101........................................  6.600    09/01/27        2,016,180
  2,630    San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey
           Hwy 101........................................  6.650    09/01/32        2,654,801
  6,120    San Jose, CA Multi-Family Hsg Rev Helzer Courts
           Apt Ser A......................................  6.400    12/01/41        5,838,480
  1,900    San Louis Obispo, CA Ctf Part Vista Hosp Sys
           Inc (b) (c)....................................  8.375    07/01/29          950,000
  4,000    San Marcos, CA Pub Fac Auth Spl Tax Rev Ser A..  6.450    09/01/34        4,061,400
  1,650    Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza
           II Rfdg (a)....................................  6.000    09/01/12        1,743,835
  7,000    Southern, CA Logistics Arpt Auth Proj..........  6.250    12/01/33        6,983,970
  2,635    Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev
           Jr Lien Rfdg...................................  6.000    10/01/21        2,560,350

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 7,365    Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev
           Jr Lien Rfdg...................................  6.250%   10/01/28   $    7,187,503
  2,000    Vallejo, CA Ctf Part Touro Univ................  7.250    06/01/16        2,055,180
                                                                                --------------
                                                                                   191,562,371
                                                                                --------------
           COLORADO  3.2%
  2,175    Antelope Heights Met Dist CO...................  8.000    12/01/23        2,169,606
  1,690    Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg (a)......................  6.250    12/01/18        1,567,475
  1,895    Briargate Ctr Business Impt Dist CO Ser A......  7.450    12/01/32        1,902,978
  2,410    Briargate Ctr Business Impt Dist CO Spl Assmt
           Rev Impt Dist No 02-1 Ser B....................  7.400    12/01/27        2,420,170
  4,000    Bromley Pk Met Dist CO No 2....................  8.050    12/01/32        4,019,800
  2,000    Bromley Pk Met Dist CO No 2 Ser B..............  8.050    12/01/32        2,025,300
  4,855    Broomfield Vlg Met Dist No 2 CO Impt Rfdg
           (d)............................................  6.250    12/01/32        4,794,118
  4,835    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Frontier Academy...............................  7.375    06/01/31        5,000,647
  1,000    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Peak to Peak Proj..............................  7.500    08/15/21        1,042,240
  3,000    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Peak to Peak Proj..............................  7.625    08/15/31        3,130,680
  2,500    Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Platte Academy Ser A...........................  7.250    03/01/32        2,525,075
  1,005    Colorado Ed & Cultural Fac Auth Rev Denver
           Academy Ser A Rfdg.............................  7.000    11/01/23          986,428
    810    Colorado Ed & Cultural Fac Auth Rev Denver
           Academy Ser A Rfdg.............................  7.125    11/01/28          793,768
  2,275    Colorado Ed & Cultural Fac Montessori Sch of
           Denver Proj....................................  7.500    06/01/22        2,223,699
  1,100    Colorado Hlth Fac Auth Hlth & Residential Care
           Fac Volunteers of Amer Ser A...................  6.000    07/01/29          972,037
  1,000    Colorado Hlth Fac Auth Rev Baptist Home Assn
           Ser A..........................................  6.250    08/15/13          873,410
  5,500    Colorado Hlth Fac Auth Rev Baptist Home Assn
           Ser A..........................................  6.375    08/15/24        4,342,525
  1,590    Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A...................................  6.850    01/01/15        1,571,667
  3,000    Colorado Hlth Fac Auth Rev Christian Living
           Campus Ser A Rfdg..............................  6.750    01/01/30        2,981,550
  4,250    Colorado Hlth Fac Auth Rev Impt Volunteers Ser
           A Rfdg.........................................  5.875    07/01/28        3,679,522
    830    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
           Ter Ser A......................................  6.800    07/01/09          841,836
  3,250    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
           Ter Ser A......................................  7.250    07/01/22        3,204,077

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           COLORADO (CONTINUED)
$   790    Colorado Hsg Fin Auth Single Family Pgm Sr B2..  6.800%   04/01/30   $      832,960
  3,000    Cottonwood Wtr & Santn Dist CO Ser A Rfdg......  7.750    12/01/20        3,190,620
  1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj.................................  7.375    03/01/09        1,079,318
  1,130    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj.................................  7.500    03/01/14        1,155,504
    815    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj.................................  7.875    03/01/19          833,949
  1,800    Eagle Cnty, CO Air Term Corp Rev Arpt Term
           Proj...........................................  7.500    05/01/21        1,753,182
  1,645    Eagle Cnty, CO Air Term Corp Ser A.............  7.000    05/01/21        1,523,270
  1,455    Eagle Cnty, CO Air Term Corp Ser A.............  7.125    05/01/31        1,344,405
  2,930    Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A.........................  6.300    07/01/29        2,654,990
  1,735    Eaglebend, CO Affordable Hsg Corp Multi-Family
           Rev Hsg Proj Ser A.............................  6.400    07/01/17        1,733,317
  1,500    Eaglebend, CO Affordable Hsg Corp Multi-Family
           Rev Hsg Proj Ser A.............................  6.450    07/01/21        1,474,830
  3,000    Elk Vly, CO Pub Impt Pub Impt Fee Ser A........  7.350    09/01/31        3,088,890
  5,305    Fronterra Vlg Met Dist CO......................  8.050    12/01/31        5,310,358
  4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
           Resort Proj Ser A Rfdg.........................  6.875    02/01/12        4,537,440
  3,935    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
           Ser A..........................................  7.000    10/01/18        2,359,229
    500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj
           Ser B..........................................  6.125    10/01/08          300,455
  3,000    Lincoln Pk, CO Met Dist........................  7.750    12/01/26        3,108,660
  6,200    Montrose Cnty, CO Hlthcare Fac Rev Homestead at
           Montrose Ser A.................................  7.000    02/01/38        6,226,846
  4,185    Montrose, CO Mem Hosp Brd......................  6.000    12/01/28        4,155,496
  3,000    Montrose, CO Mem Hosp Brd......................  6.000    12/01/33        2,944,740
  2,750    North Range Met Dist No 1 CO (a)...............  7.250    12/15/31        2,763,392
  6,950    Rampart Range Met Dist No1 CO Rev Rampart Range
           Met Dist No 2 Proj.............................  7.750    12/01/26        7,224,455
  2,000    Rendezvous Residential Met Dist Co.............  8.000    12/01/21        2,071,620
     58    Skyland Metro Dist CO Gunnison Cnty Rfdg.......  6.750    12/01/22           57,540
    750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser A
           Rfdg...........................................  8.000    09/01/14          754,117
  5,000    Vista Ridge Met Dist CO........................  7.500    12/01/31        5,123,050
                                                                                --------------
                                                                                   120,671,241
                                                                                --------------

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           CONNECTICUT  0.5%
$ 3,405    Connecticut St Dev Auth First Mtg Gross Rev
           Hlthcare Proj The Elm Pk Baptist Inc Proj......  5.850%   12/01/33   $    3,454,679
  1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl LLC
           Proj...........................................  8.000    04/01/30        1,562,040
    500    Connecticut St Dev Auth Mystic Marinelife Aquar
           Proj Ser A.....................................  7.000    12/01/27          500,890
  3,260    Connecticut St Hlth & Ed Fac Auth Rev Saint
           Marys Hosp Issue Ser E.........................  5.875    07/01/22        2,719,133
  3,000    Connecticut St Hlth & Ed Fac Auth Rev Windham
           Cmnty Mem Hosp Ser C...........................  6.000    07/01/20        2,552,640
  1,610    Greenwich, CT Hsg Auth Multi-Family Rev Hsg
           Greenwich Close Ser B..........................  7.500    09/01/27        1,556,162
  1,240    Manchester, CT Redev Agy Multi-Family Mtg Rev
           Bennet Hsg Dev Rfdg (a)........................  7.200    12/01/18        1,249,722
  2,684    New Britain, CT Hsg Auth Multi-Family Rev Hsg
           Franklin Square Manor Proj.....................  7.000    07/01/21        2,638,533
  1,415    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
           Energies.......................................  7.250    07/01/09        1,379,554
                                                                                --------------
                                                                                    17,613,353
                                                                                --------------
           DELAWARE  0.1%
  4,290    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj.....................  6.250    06/01/28        3,801,541
                                                                                --------------

           DISTRICT OF COLUMBIA  0.0%
  1,545    District of Columbia Rev Methodist Home
           Issue..........................................  6.000    01/01/29        1,373,397
                                                                                --------------

           FLORIDA  11.2%
  9,300    Beacon Lakes, FL Cmnty Dev Ser A...............  6.900    05/01/35        9,385,281
    867    Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev
           Ser A..........................................  7.500    05/01/19          890,045
    495    Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev
           Ser B..........................................  6.750    05/01/04          495,723
  3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien
           Banyan Place Sr Living Ser A...................  7.150    04/01/31        2,891,730
    910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien
           Banyan Place Sr Living Ser B...................  8.700    10/01/32          919,728
  3,000    Bonnet Creek Resort Cmnty Dev Dist Fl Spl
           Assmt..........................................  7.375    05/01/34        3,125,790
  5,000    Bonnet Creek Resort Cmnty Dev Dist Fl Spl
           Assmt..........................................  7.500    05/01/34        5,252,650
  3,500    Capital Tr Agy FL Rev Ft Lauderdale Proj.......  5.750    01/01/32        3,307,850
  2,500    Capital Tr Agy FL Rev Sub Orlando Proj.........  6.750    01/01/32        2,353,525
  2,740    Championsgate Cmnty Dev Dist Ser A.............  6.250    05/01/20        2,614,207

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 2,487    Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp
           Rfdg...........................................  6.250%   08/15/23   $    2,545,768
  2,500    Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp
           Rfdg...........................................  6.375    08/15/32        2,567,050
  3,000    Double Branch Cmnty Dev Dist FL Spl Assmt Ser
           A..............................................  6.700    05/01/34        3,121,920
  9,250    Escambia Cnty, FL Environmental Impt Rev Ser
           A..............................................  5.750    11/01/27        9,348,512
 10,000    Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt
           Rev Ser A (a)..................................  6.375    05/01/35       10,076,800
  3,840    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev....  7.625    05/01/18        4,084,147
  2,000    Fleming Is Plantation Cmnty Ser B..............  7.375    05/01/31        2,123,820
  4,500    Florida Hsg Fin Corp Multi-Family Hsg Whistlers
           Cove Apt Proj..................................  6.500    01/01/39        4,025,655
  8,100    Florida Hsg Fin Corp Multi-Family Rev Mtg
           Cutler Glen & Meadows Ser U....................  6.500    10/01/33        8,138,961
  4,885    Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt
           Ser C..........................................  6.610    07/01/38        4,536,406
  7,390    Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt
           Ser G..........................................  6.600    07/01/38        6,865,679
 11,815    Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser
           U-1............................................  6.450    01/01/39       10,933,128
  5,910    Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser
           B..............................................  6.610    07/01/38        5,465,627
    760    Fort Walton Beach, FL Indl Dev Rev First Mtg Ft
           Walton Beach Venture Proj (b).................. 10.500    12/01/16          582,350
  2,000    Greyhawk Landing Cmnty Dev Dist FL Spl Assmt
           Rev Ser A......................................  7.000    05/01/33        2,088,840
    250    Heritage Harbor Cmnty Dev Dist FL Rev Recntl...  7.750    05/01/23          239,020
    850    Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt
           Ser A..........................................  6.700    05/01/19          870,621
  3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
           Convales Ctr Ser A Rfdg........................  8.250    12/01/14        3,053,640
 25,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys Ser D.......................  5.375    11/15/35       25,685,130
    900    Hillsborough Cnty, FL Aviation Auth Rev Spl
           Purp Delta Airl Rfdg...........................  6.800    01/01/24          756,729
  1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove
           Apt Proj Ser A.................................  7.375    07/01/40        1,480,920
  7,415    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser A Rfdg.................  5.250    10/01/24        7,289,983
  2,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser B......................  5.250    10/01/28        1,952,400

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 6,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
           Tampa Gen Hosp Proj Ser B......................  5.250%   10/01/34   $    5,806,500
  8,700    Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl
           Rev Tampa Elec Co Proj.........................  5.500    10/01/23        8,693,040
  1,500    Homestead, FL Indl Dev Rev Brookwood Gardens
           Ctr Proj Ser A Rfdg............................  8.250    12/01/14        1,530,675
  2,330    Indian Trace Dev Dist FL Spl Isles at Weston
           Proj...........................................  5.500    05/01/33        2,159,234
  1,820    Islands at Doral FL............................  6.375    05/01/35        1,851,759
  2,000    Jea, FL Elec Sys Rev Ser 3 Ser A...............  5.375    10/01/32        2,051,620
  2,560    Kendall Breeze Cmnty Dev Dist..................  6.700    11/01/23        2,605,056
  3,190    Kendall Breeze Cmnty Dev Dist..................  6.625    11/01/33        3,213,319
  1,080    Lake Bernadette, FL Cmnty Dev Dist Spl Assmt
           Rev Ser A......................................  8.000    05/01/17        1,112,562
  2,105    Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt
           Rev............................................  7.875    05/01/17        2,197,725
  8,895    Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg.....  6.300    03/01/20        8,033,163
    430    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
           Nursing Ctr Part Rfdg..........................  8.125    12/01/07          438,875
  3,150    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A......................  6.375    10/01/25        3,052,350
  6,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
           Cypress Cove Hlthpk Ser A......................  6.750    10/01/32        6,031,380
  5,980    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg......................  6.750    09/01/28        5,493,348
  2,975    Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser
           A (a)..........................................  7.650    05/01/32        3,229,690
    105    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr FL Proj................................  5.375    11/15/18           89,989
  2,455    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr FL Proj................................  5.375    11/15/28        1,970,236
  3,235    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A..................................  6.125    11/15/11        3,185,796
  1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A..................................  6.700    11/15/19          985,730
  3,465    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai
           Med Ctr Ser A..................................  6.800    11/15/31        3,434,058
  5,955    Miromar Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser B..........................................  7.250    05/01/12        6,231,014
  3,000    Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg
           Proj Ser A.....................................  6.750    08/15/25        2,939,400
  4,055    Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg
           Proj Ser B.....................................  7.125    08/15/21        4,016,194
  3,000    North Broward, FL Hosp Dist Rev Impt...........  6.000    01/15/31        3,146,130
  1,563    North Springs, FL Impt Dist Spl Assmt Rev......  7.000    05/01/19        1,641,588

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 2,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16......................  7.000%   08/01/32   $    2,562,925
  2,455    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 16 Rfdg.................  7.500    08/01/24        2,598,912
  4,525    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 2A......................  6.400    08/01/33        4,595,137
  1,500    Northern Palm Beach Cnty Impt Dist FL Impt Wtr
           Ctl & Impt Unit Dev No 43......................  6.125    08/01/31        1,508,355
    200    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.125    07/01/06          206,228
  2,035    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.400    07/01/14        2,153,335
  3,325    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.625    07/01/20        3,468,341
  5,000    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg......................  8.750    07/01/26        5,152,200
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys.............................  6.375    11/15/20        1,088,010
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys.............................  6.500    11/15/30        2,161,180
  4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
           Hlthcare Sys Ser E.............................  6.000    10/01/26        4,167,200
    905    Orange Cnty, FL Hlth Fac Auth Rev Westminster
           Cmnty Care.....................................  6.500    04/01/12          708,253
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Westminster
           Cmnty Care.....................................  6.600    04/01/24        1,546,940
  2,240    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace
           Apt Proj Ser C.................................  7.375    04/01/28        2,369,382
  4,320    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Governors Manor Apt F-4....................  7.250    10/01/31        4,341,730
    875    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Davis Apt Proj F-1....................  7.250    10/01/31          879,401
    220    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Jennie Phase I Proj F-2...............  7.250    10/01/31          221,107
    890    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Lake Jennie Phase II F-3...................  7.250    10/01/31          894,477
    350    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Hsg Mellonville Trace Apt F-5..................  7.250    10/01/31          351,760
  2,080    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Mtg Hands Inc Proj Ser A (a)...................  7.000    10/01/15        2,260,190
  2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
           Mtg Hands Inc Proj Ser A (a)...................  7.000    10/01/25        2,688,874
  2,660    Overoaks, FL Cmnty Dev Dist Cap Impt Rev.......  8.250    05/01/17        2,860,032

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$10,000    Palm Beach Cnty FL Hsg Fin Auth Multi-Family
           Hsg Lake Delray Apt Proj Ser A.................  6.400%   01/01/31   $    9,910,300
  4,135    Parklands West Cmnty Dev Dist Spl Assmt Ser A..  6.900    05/01/32        4,332,115
    390    Parklands West Cmnty Dev Dist Spl Assmt Ser B..  6.000    05/01/06          390,542
  1,355    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL.....  6.700    11/01/23        1,381,097
  1,720    Pentathlon Cmnty Dev Dist Spl Assmt Rev FL.....  6.750    11/01/33        1,760,196
  7,135    Pier Park, FL Cmnty Dev Dist Ser 1.............  7.150    05/01/34        7,419,330
  2,875    Pine Air Lakes Cmnty Dev Dist FL Spl Assmt
           Rev............................................  7.250    05/01/33        2,980,915
  8,000    Pinellas Cnty, FL Ed Fac Auth Clearwtr
           Christian College Ser A Rfdg (a)...............  7.250    09/01/31        8,186,720
  2,930    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A..............................  8.250    12/01/21        3,010,516
  3,500    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A..............................  8.500    12/01/28        3,621,170
    800    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A...  7.250    05/01/19          850,856
  1,970    Poinciana Cmnty Dev Dist FL Ser A..............  7.125    05/01/31        2,079,433
  9,500    Port Saint Lucie, FL Spl Assmt Rev Glassman Spl
           Assmt Dist Ser C...............................  6.750    07/01/23        9,622,835
  3,995    Saddlebrook, FL Cmnty Ser A....................  6.900    05/01/33        4,132,468
    490    Saddlebrook, FL Cmnty Ser B....................  6.250    05/01/09          491,867
  2,000    Saint Johns Cnty, FL Indl Dev Auth Hlthcare
           Glenmoor St Johns Proj Ser A...................  8.000    01/01/17        1,991,760
  5,175    Saint Johns Cnty, FL Indl Dev Auth Hlthcare
           Glenmoor St Johns Proj Ser A...................  8.000    01/01/30        4,968,828
  1,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Rev Bayview Proj Ser A.........................  7.100    10/01/16          951,460
  2,000    Saint John's Cnty, FL Indl Dev Auth Hlthcare
           Rev Bayview Proj Ser A.........................  7.100    10/01/26        1,831,680
    230    Santa Rosa Cnty, FL Indl Dev First Mtg Sandy
           Ridge Care Ctr................................. 10.500    04/01/16          232,541
  1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
           Sunnyside Pptys................................  6.700    07/01/25          987,870
  1,000    Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
           Jewish Hsg Council.............................  7.375    07/01/16          665,370
  1,400    Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
           Manatee Jewish Rfdg............................  7.000    07/01/16          931,924
  2,945    Sausalito Bay Cmnty Dev Dist Fl Spl Assmt......  6.200    05/01/35        2,961,669
  2,000    Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev
           Ser A..........................................  6.400    05/01/34        2,020,320
  4,850    South Dade Venture Cmnty Dev...................  6.900    05/01/33        4,970,910
  2,115    South Lake Cnty Hosp Dist FL South Lake Hosp
           Inc............................................  6.375    10/01/28        2,144,081

See Notes to Financial Statements                                             17

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 3,000    South Lake Cnty Hosp Dist FL South Lake Hosp
           Inc............................................  6.375%   10/01/34   $    3,036,390
  1,500    Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev
           Ser A..........................................  6.200    05/01/35        1,503,900
  1,000    Stoneybrook West Cmnty Dev Ser A...............  7.000    05/01/32        1,046,060
    435    Stoneybrook West Cmnty Dev Ser B...............  6.450    05/01/10          442,391
  1,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
           Rev............................................  6.875    05/01/23        1,023,070
  2,000    Sumter Landing Cmnty Dev Dist FL Spl Assmt
           Rev............................................  6.950    05/01/33        2,042,200
 15,375    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
           Hlthcare Proj..................................  6.375    12/01/30       14,819,809
  1,925    Tamarac, FL Indl Dev Rev Sun Belt Precision
           Prods Inc......................................  6.500    08/01/17        1,790,404
  1,330    Tampa Palms, FL Open Space & Trans Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj..................  8.500    05/01/17        1,369,714
  1,817    Tampa Palms, FL Open Space & Trans Cmnty Dev
           Dist Rev Cap Impt Area 7 Proj..................  7.500    05/01/18        1,889,880
  3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
           A..............................................  5.750    07/01/29        3,086,130
    353    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev Ser
           B..............................................  6.750    05/01/10          359,866
  1,345    Trails at Monterey Cmnty Dev Dist FL Spl
           Assmt..........................................  6.500    05/01/23        1,353,500
  1,715    Trails at Monterey Cmnty Dev Dist FL Spl
           Assmt..........................................  6.750    05/01/33        1,751,547
  2,763    University Square Cmnty Dev Dist FL Cap Impt
           Rev (a)........................................  6.750    05/01/20        2,891,424
  4,500    Venetian Isles, FL Ser A.......................  6.750    05/01/33        4,647,555
  5,000    Verandah West Cmnty Dev Dist Cap Impt Ser B....  6.625    05/01/33        5,078,600
    930    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser
           A..............................................  7.200    05/01/32          991,752
  2,000    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser
           A..............................................  6.750    05/01/34        2,068,840
    985    Waterchase Cmnty Dev Dist FL Ser A.............  6.700    05/01/32        1,012,659
  2,955    Waterlefe Cmnty Dev Dist FL....................  8.125    10/01/25        2,815,790
  1,465    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev............................................  7.500    05/01/17        1,496,688
  1,950    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev............................................  7.300    05/01/18        2,037,145
                                                                                --------------
                                                                                   426,378,122
                                                                                --------------

 18                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           GEORGIA  1.4%
$ 5,250    Americus Sumter Cnty, GA Hosp Auth Rev South GA
           Methodist Ser A Rfdg...........................  6.375%   05/15/29   $    5,149,462
  1,515    Athens Clarke Cnty, GA Residential Care Fac for
           the Elderly Auth Rev...........................  6.350    10/01/17        1,387,043
  1,720    Athens Clarke Cnty, GA Residential Care Fac for
           the Elderly Auth Rev...........................  6.375    10/01/27        1,501,233
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj........  7.750    12/01/14        2,060,640
  3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj........  7.900    12/01/24        3,100,320
  3,670    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev John Eagan Proj Ser A.........  6.750    07/01/30        3,581,223
    240    Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser
           A..............................................  7.625    10/01/06          244,882
  1,500    Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser
           A..............................................  8.200    10/01/16        1,569,120
  1,500    Coweta Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Wesley Woods Ser
           A..............................................  8.250    10/01/26        1,571,025
  5,250    Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser
           A Rfdg.........................................  6.200    02/01/20        5,571,037
  2,380    De Kalb Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Kings Brdg Ser A...  8.150    07/01/16        2,493,812
  2,500    De Kalb Cnty, GA Residential Care Fac For The
           Elderly Auth Rev First Lien Kings Brdg Ser A...  8.250    07/01/26        2,622,950
    510    Fulton Cnty, GA Dev Auth Spl Delta Airl Inc
           Proj...........................................  5.500    05/01/33          343,128
    950    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
           Azalea Manor Proj (a)..........................  6.375    02/01/08          888,012
  4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
           Azalea Manor Proj Ser A (a)....................  6.500    02/01/28        3,184,000
  1,125    Fulton Cnty, GA Residential Care Fac Elderly
           Auth Rev.......................................  6.900    07/01/19        1,097,685
  4,810    Fulton Cnty, GA Residential Care Sr Lien RHA
           Asstd Living Ser A.............................  7.000    07/01/29        4,665,075
  2,930    Renaissance on Peachtree Unit Invt Tr Ctf GA
           Custody Ctf (Variable Rate Coupon)............. 12.478    10/01/25        3,438,824
  1,000    Richmond Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg.....................................  6.000    02/01/25        1,026,140
    300    Richmond Cnty, GA Dev Auth Nursing Home Rev
           Beverly Enterprises GA Proj Rfdg...............  8.750    06/01/11          306,324
  2,500    Rockdale Cnty, GA Dev Auth Solid Waste Disp
           Visy Paper Inc Proj............................  7.500    01/01/26        2,506,175

See Notes to Financial Statements                                             19

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           GEORGIA (CONTINUED)
$   920    Savannah, GA Econ Dev Auth Rev First Mtg
           Marshes of Skidway Ser A.......................  7.400%   01/01/24   $      931,417
  3,650    Savannah, GA Econ Dev Auth Rev First Mtg
           Marshes of Skidway Ser A.......................  7.400    01/01/34        3,695,296
                                                                                --------------
                                                                                    52,934,823
                                                                                --------------
           HAWAII  0.7%
  5,300    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A.................................  7.400    11/15/17        5,281,980
  3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A.................................  7.875    11/15/23        2,972,490
  3,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser A.................................  8.000    11/15/33        2,986,320
  2,000    Hawaii St Dept Budget & Fin Spl Purp Rev Kahala
           Nui Proj Ser C.................................  6.250    11/15/09        2,005,340
  3,205    Hawaii St Dept Trans Spl Fac Rev Continental
           Airl Inc.......................................  5.625    11/15/27        2,412,275
  1,595    Hawaii St Dept Trans Spl Fac Rev Continental
           Airl Inc Rfdg..................................  7.000    06/01/20        1,514,851
  5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A........  6.300    07/01/22        5,142,800
  5,000    Kuakini, HI Hlth Sys Spl Purp Rev Ser A........  6.375    07/01/32        5,129,150
                                                                                --------------
                                                                                    27,445,206
                                                                                --------------
           IDAHO  0.1%
  4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser A
           Rfdg...........................................  7.875    11/15/29        3,960,551
                                                                                --------------

           ILLINOIS  7.0%
  3,835    Antioch Vlg, IL Spl Svc Area No 1 Spl Tax
           Deercrest Proj.................................  6.625    03/01/33        3,790,514
  5,700    Antioch Vlg, IL Spl Svc Area No 2 Spl Tax
           Clublands Proj.................................  6.625    03/01/33        5,633,880
  1,475    Bedford Pk, IL Tax Increment Rev 71st & Cicero
           Proj Rfdg......................................  7.375    01/01/12        1,584,622
  4,494    Bolingbrook, IL Spl Svc Area No 01-1...........  7.375    07/01/31        4,799,098
  4,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
           Augusta Vlg Proj (a)...........................  6.750    03/01/32        4,126,360
  4,000    Bolingbrook, IL Spl Svc Area No 3 Spl Tax
           Lakewood Ridge Proj............................  7.050    03/01/31        4,231,920
  2,000    Carol Stream, IL First Mtg Rev Windsor Park
           Manor Proj Rfdg................................  7.200    12/01/14        2,070,720
    411    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser
           A..............................................  7.500    03/01/10          433,416
  1,175    Cary, IL Spl Tax Svc Area No 1 Cambridge Ser
           A..............................................  7.625    03/01/30        1,278,870

 20                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 5,690    Chicago, IL Midway Arpt Rev Drivers Ser 229
           (FSA Insd) (a) (e).............................  9.350%   01/01/18   $    6,648,993
  6,780    Chicago, IL Motor Fuel Tax Rev Ser A (AMBAC
           Insd)..........................................  5.250    01/01/28        7,078,252
  1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
           (FGIC Insd)....................................  6.000    01/01/28        1,300,914
  6,640    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien A-1 Rfdg (XLCA Insd)......................  5.250    01/01/34        6,873,794
  6,400    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien C-2 (XLCA Insd)...........................  5.250    01/01/34        6,537,984
  4,335    Chicago, IL O'Hare Intl Arpt Spl Fac Rev Amern
           Airl Inc Proj Ser A (GTY AGMT: AMR Corp.)......  8.200    12/01/24        3,015,773
    790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev Delta
           Airl Inc Rfdg..................................  6.450    05/01/18          653,551
  1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airl Proj Ser B Rfdg (b) (c)...................  5.200    04/01/11          203,000
  1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airl Proj Ser C Rfdg (b) (c)...................  6.300    05/01/16          220,500
  7,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd)........  5.500    01/01/38        7,933,275
  4,000    Chicago, IL Spl Assmt Lake Shore East Proj.....  6.750    12/01/32        4,004,560
  1,380    Chicago, IL Tax Increment Alloc Read Dunning
           Ser B (ACA Insd)...............................  7.250    01/01/14        1,517,627
  1,500    Clay Cnty, IL Hosp Rev.........................  5.900    12/01/28        1,276,860
  5,000    Cortland, IL Spl Svc Area No 01 Spl Tax Neucort
           Lakes Proj.....................................  6.875    03/01/32        5,057,900
  3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj....................................  7.750    03/01/27        3,285,330
  2,500    Godfrey, IL Rev Utd Methodist Vlg Ser A........  5.875    11/15/29        2,023,850
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg..........  7.625    12/01/13        4,235,560
  3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty
           Mem Hosp Rfdg..................................  6.550    11/15/29        2,971,377
  3,185    Huntley, IL Increment Alloc Rev Huntley Redev
           Proj Ser A.....................................  8.500    12/01/15        3,404,797
  3,987    Huntley, IL Spl Svc Area No 10 Ser A...........  6.500    03/01/29        4,059,085
  4,605    Huntley, IL Spl Svc Area No 6..................  6.750    02/01/25        4,717,362
  4,305    Huntley, IL Spl Svc Area No 7..................  6.300    03/01/28        4,318,130
    500    Illinois Dev Fin Auth Econ Dev Rev Latin Sch of
           Chicago Proj...................................  5.650    08/01/28          505,800
  2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty Living
           Options........................................  7.125    03/01/10        2,530,614
  2,000    Illinois Dev Fin Auth Hosp Rev Adventist Hlth
           Sys/Subelt Oblig...............................  5.650    11/15/24        2,027,440
    310    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...................................  8.000    11/15/06          266,882

See Notes to Financial Statements                                             21

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj...................................  8.000%   11/15/16   $    1,433,250
  2,000    Illinois Dev Fin Auth Rev Debt Restructure-East
           Saint Louis....................................  7.375    11/15/11        2,153,220
  3,100    Illinois Dev Fin Auth Rev Midwestern Univ Ser
           B..............................................  6.000    05/15/31        3,228,371
  3,500    Illinois Ed Fac Auth Rev Lewis Univ............  6.000    10/01/24        3,436,440
  4,000    Illinois Ed Fac Auth Rev Lewis Univ............  6.125    10/01/26        4,005,400
  2,500    Illinois Ed Fac Auth Rev Northwestern Univ.....  5.000    12/01/33        2,528,450
  8,500    Illinois Ed Fac Auth Rev Northwestern Univ.....  5.000    12/01/38        8,576,585
 17,720    Illinois Ed Fac Auth Rev Univ of Chicago Ser
           A..............................................  5.250    07/01/41       18,256,384
  2,000    Illinois Hlth Fac Auth Rev Cent Baptist Home
           Proj...........................................  7.125    11/15/29        1,921,300
  2,365    Illinois Hlth Fac Auth Rev Chestnut Square at
           Glen Proj Ser A................................  6.625    08/15/24        2,313,136
  3,255    Illinois Hlth Fac Auth Rev Chestnut Square at
           Glen Proj Ser A................................  7.000    08/15/29        3,238,009
  2,000    Illinois Hlth Fac Auth Rev Condell Med Ctr.....  5.500    05/15/32        2,005,980
  1,250    Illinois Hlth Fac Auth Rev Covenant Retirement
           Cmntys.........................................  5.875    12/01/31        1,205,150
  5,000    Illinois Hlth Fac Auth Rev Covenant Retirement
           Cmntys Ser B...................................  6.125    12/01/28        5,011,100
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig Group
           Ser A Rfdg.....................................  7.400    08/15/23        2,993,340
  2,250    Illinois Hlth Fac Auth Rev Fairview Residence
           Rockford Ser A.................................  6.500    08/15/29        2,001,825
  3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A...............................  5.250    12/01/18        3,171,670
  1,000    Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
           Group Rfdg.....................................  5.850    02/15/20          749,690
  4,295    Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
           Group Rfdg.....................................  5.700    02/15/24        3,009,592
    990    Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys
           Ser A..........................................  6.000    07/01/21        1,025,600
  4,000    Illinois Hlth Fac Auth Rev Lutheran Home & Svc
           Inc Proj Ser A (Prerefunded @ 08/15/06)........  7.500    08/15/26        4,577,560
  6,000    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A.........................  7.375    08/15/31        6,088,260
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys....  6.250    11/15/29        2,114,340
  4,500    Illinois Hlth Fac Auth Rev Peace Mem Ministries
           Proj (Prerefunded @ 08/15/06)..................  7.500    08/15/26        5,235,030
  2,775    Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp
           Proj...........................................  7.500    01/01/11        2,775,055
  2,650    Illinois Hlth Fac Auth Rev Ser A...............  7.000    11/15/32        2,666,880
  3,375    Illinois Hlth Fac Auth Rev Ser A Rfdg..........  6.400    08/15/33        3,388,837

 22                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 2,630    Illinois Hsg Dev Auth Rev Homeowner Mtg Sub Ser
           D-4............................................  6.050%   08/01/31   $    2,758,160
  8,042    Illinois St Real Estate Lease Ctf (ACA Insd)
           (a)............................................  8.800    06/15/18        8,999,786
    750    Illinois Hlth Fac Auth Rev Ser A...............  6.200    08/15/23          752,370
    955    Loves Pk, IL Rev Hoosier Care Proj Ser A.......  7.125    06/01/34          871,227
  4,000    Minooka, IL Spl Assmt Impt Lakewood Trails
           Proj...........................................  6.625    03/01/33        3,989,200
  3,000    Minooka, IL Spl Assmt Impt Praire Ridge Proj...  6.875    03/01/33        3,013,560
  2,250    Montgomery, IL Spl Assmt Impt Lakewood Creek
           Proj...........................................  7.750    03/01/30        2,505,825
    680    Peoria, IL Spl Tax Weaverridge Spl Svc Area....  7.625    02/01/08          718,529
  2,050    Peoria, IL Spl Tax Weaverridge Spl Svc Area....  8.050    02/01/17        2,199,568
  1,473    Robbins, IL Res Recovery Rev Restructuring Proj
           Ser A (b)......................................  8.375    10/15/16            1,915
    577    Robbins, IL Res Recovery Rev Restructuring Proj
           Ser B (b)......................................  8.375    10/15/16              750
  2,500    Round Lake Beach, IL Tax Increment Rev Rfdg....  7.500    12/01/13        2,551,225
  5,040    Round Lake, IL Lakewood Grove Spl Svc Area No 4
           Spl Tax........................................  6.750    03/01/33        5,080,774
  2,100    Round Lake, IL Rev.............................  6.700    03/01/33        2,179,611
  2,255    Saint Charles, IL Indl Dev Rev Tri-City Ctr
           Proj (a).......................................  7.500    11/01/13        2,248,122
  3,585    Saint Charles, IL Multi-Family Hsg Rev Bonds
           Wessel Court Proj..............................  7.600    04/01/24        3,585,358
  3,550    Saint Charles, IL Spl Svc Area No 21...........  6.625    03/01/28        3,563,916
  2,150    Yorkville, IL Utd City Spl Svc Area Spl Tax No
           2003-100 Raintree Vlg Proj (a).................  6.875    03/01/33        2,178,272
  3,000    Yorkville, IL Utd City Spl Svc Area Spl Tax No
           2003-101 Windett Ridge Proj (a)................  6.875    03/01/33        3,046,560
                                                                                --------------
                                                                                   263,973,792
                                                                                --------------
           INDIANA  0.8%
  1,500    Anderson, IN Econ Dev Rev Anderson Univ Proj...  6.375    10/01/26        1,529,460
  1,100    Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev (GTY AGMT) (a)...................  7.350    02/01/17        1,134,309
  1,250    Delaware Cnty, IN Redev Dist Tax Increment
           Rev............................................  6.875    02/01/18        1,263,350
    300    Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield
           Vlg Proj Ser A.................................  6.250    08/15/14          289,980
  3,975    Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield
           Vlg Proj Ser A.................................  6.375    08/15/27        3,701,957
  3,435    Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty
           Ser A Rfdg.....................................  6.400    05/15/24        3,363,243
  2,415    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
           Ser A..........................................  7.125    06/01/34        2,205,475

See Notes to Financial Statements                                             23

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           INDIANA (CONTINUED)
$ 2,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
           Express Proj Rfdg..............................  5.500%   05/01/29   $    1,967,640
 21,025    Indianapolis, IN Arpt Auth Rev Spl Fac United
           Airl Proj Ser A (b) (c)........................  6.500    11/15/31        6,833,125
  3,000    North Manchester, IN Rev Peabody Retirement
           Cmnty Proj Ser A...............................  7.250    07/01/33        2,938,920
    175    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/10          103,003
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/11           73,606
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/12           65,685
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/13           60,846
    125    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/14           54,196
    125    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/15           50,204
    125    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B......................................   *       12/30/16           46,506
    810    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...........................  7.500    01/01/07          816,480
  1,405    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...........................  7.750    01/01/12        1,428,646
  2,045    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...........................  8.000    01/01/17        2,090,542
                                                                                --------------
                                                                                    30,017,173
                                                                                --------------
           IOWA  0.3%
  2,515    Black Hawk Cnty, IA Hlthcare Fac Rev Western
           Home Proj Ser B................................  6.625    05/01/33        2,471,063
  1,000    Bremer Cnty, IA Hlthcare & Residential Fac Rev
           Proj Rfdg......................................  7.250    11/15/29        1,007,150
  3,000    Iowa Fin Auth Cmnty Provider Rev Boys & Girls
           Home Family Proj (ACA Insd)....................  6.250    12/01/28        3,143,370
  2,265    Iowa Fin Auth Retirement Fac Presbyterian Homes
           Mill Pond......................................  6.000    10/01/33        1,932,974
  2,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth
           Ctr Inc Proj...................................  6.750    10/01/33        2,009,740
                                                                                --------------
                                                                                    10,564,297
                                                                                --------------
           KANSAS  0.4%
    960    Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A
           Rfdg...........................................  8.000    07/01/16          826,685
  4,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser B..........................................  6.250    05/15/26        4,015,280

 24                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           KANSAS (CONTINUED)
$ 2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser C..........................................  6.700%   05/15/27   $    2,030,300
  1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc
           Ser C..........................................  6.875    05/15/32        1,043,820
  2,875    Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A
           Rfdg...........................................  8.000    07/01/16        2,471,350
  1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc
           Ser A..........................................  8.000    05/15/30        1,207,500
  3,000    Overland Pk, KS Dev Corp Rev First Tier
           Overland Pk Ser A..............................  7.375    01/01/32        3,016,350
                                                                                --------------
                                                                                    14,611,285
                                                                                --------------
           KENTUCKY  1.8%
  9,850    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  7.500    02/01/12        9,849,606
 11,745    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  7.500    02/01/20       11,641,292
 28,670    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  7.125    02/01/21       27,604,909
 10,280    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser A................................  6.125    02/01/22        8,973,823
    960    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta
           Airl Proj Ser B................................  7.250    02/01/22          949,363
  1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
           Aviation Inc Proj Ser A........................  6.625    07/01/19          763,130
  2,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
           Aviation Inc Proj Ser A........................  6.700    07/01/29        1,446,060
    500    Kentucky Econ Dev Fin Auth Hlth Sys Rev Norton
           Hlthcare Inc Ser A.............................  6.625    10/01/28          515,960
  2,000    Louisville & Jefferson Cntys, KY Regl Arpt Auth
           Arpt Sys Rev Ser A (FSA Insd)..................  5.250    07/01/31        2,047,800
  3,500    Newport, KY Pub Pptys Corp Rev First Mtg Pub
           Pkg & Plaza Ser A 1............................  8.500    01/01/27        3,393,530
                                                                                --------------
                                                                                    67,185,473
                                                                                --------------
           LOUISIANA  1.0%
  1,905    Hodge, LA Util Rev.............................  9.000    03/01/10        1,958,340
    105    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A...............................  7.200    01/01/06          104,569
  2,495    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A...............................  7.125    01/01/28        2,441,432
  3,200    Louisiana Loc Govt Environment Fac Cmnty Dev
           Auth Rev Eunice Student Hsg Fndtn Proj.........  7.375    09/01/33        3,073,248
  2,815    Louisiana Loc Govt Environment Fac Hlthcare
           Saint James Place Ser A Rfdg...................  8.000    11/01/25        2,727,313

See Notes to Financial Statements                                             25

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           LOUISIANA (CONTINUED)
$ 4,000    Louisiana Loc Govt Environment Fac Hlthcare
           Saint James Place Ser A Rfdg...................  8.000%   11/01/29   $    3,868,440
  1,670    Louisiana Loc Govt Environment Fac Sr Air
           Cargo..........................................  6.650    01/01/25        1,732,308
  2,365    Louisiana Pub Fac Auth Hosp Rev Pendelton Mem
           Methodist Hosp.................................  6.750    06/01/22        2,340,380
  2,000    Louisiana Pub Fac Auth Hosp Rev Pendelton Mem
           Methodist Hosp.................................  5.250    06/01/28        1,622,480
 13,250    Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn
           Proj Ser B.....................................  5.500    05/15/27       13,390,847
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare.......................................  6.375    10/01/20          809,100
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare.......................................  6.375    10/01/28          767,290
    325    Port New Orleans, LA Indl Dev Rev Avondale Inds
           Inc Proj Rfdg (Escrowed to Maturity)...........  8.250    06/01/04          336,147
  2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg...........................  5.700    11/15/28        1,817,360
    500    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser A......................  7.500    05/01/15          514,865
  1,000    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser B......................  9.000    05/01/15        1,024,880
                                                                                --------------
                                                                                    38,528,999
                                                                                --------------
           MAINE  0.3%
  2,000    Maine Hlth & Higher Ed Fac Piper Shores Ser A..  7.550    01/01/29        2,031,740
  8,050    Rumford, ME Solid Waste Disp Rev Boise Cascade
           Corp Proj Rfdg.................................  6.875    10/01/26        8,078,014
                                                                                --------------
                                                                                    10,109,754
                                                                                --------------
           MARYLAND  1.0%
  1,250    Anne Arundel Cnty, MD Spl Oblig Arundel Mills
           Proj (a).......................................  7.100    07/01/29        1,354,400
  1,974    Anne Arundel Cnty, MD Spl Tax Farmington Vlg
           Proj Ser A.....................................  6.250    06/01/25        1,996,543
  2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder Care
           Ser A..........................................  7.250    11/01/29        2,398,575
  1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev
           Auth...........................................  6.625    07/01/25        1,556,100
  1,380    Maryland St Cmnty Dev Admin Residential Ser B..  5.450    09/01/32        1,412,430
  6,715    Maryland St Econ Dev Corp Afco Cargo BWI II LLC
           Proj...........................................  6.500    07/01/24        6,159,938
  3,000    Maryland St Econ Dev Corp MD Golf Course Sys...  8.250    06/01/28        2,891,880

 26                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MARYLAND (CONTINUED)
$ 5,000    Maryland St Econ Dev Corp Student Hsg Rev Univ
           MD College Pk Proj.............................  5.625%   06/01/35   $    5,003,250
  2,000    Maryland St Hlth & Higher Collington
           Episcopal......................................  6.750    04/01/23        1,640,000
  2,000    Maryland St Hlth & Higher Ed Fac Auth Rev Mercy
           Ridge Ser A....................................  6.000    04/01/35        1,991,960
    730    Montgomery Cnty, MD Econ Dev Rev Editorial Proj
           In Ed Ser A (a)................................  6.250    09/01/08          719,911
  3,730    Montgomery Cnty, MD Econ Dev Rev Editorial Proj
           In Ed Ser A (a)................................  6.400    09/01/28        3,486,617
  1,360    Montgomery Cnty, MD Spl Oblig West Germantown
           Dev Dist Jr Ser B (a)..........................  6.700    07/01/27        1,392,422
  3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
           Woodview Ser A.................................  8.000    07/01/26        3,282,870
  4,000    Prince Georges Cnty, MD Spl Oblig Woodview Vlg
           Phase II Subdist...............................  7.000    07/01/32        4,051,840
                                                                                --------------
                                                                                    39,338,736
                                                                                --------------
           MASSACHUSETTS  5.8%
  1,620    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg...........................  5.875    07/01/18        1,556,302
  4,750    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg...........................  6.000    07/01/28        4,356,842
 11,000    Massachusetts St Cons Ln Ser D.................  5.250    10/01/20       11,807,840
  1,500    Massachusetts St Dev Fin Agy Briarwood Ser B...  8.000    12/01/18        1,558,365
  2,500    Massachusetts St Dev Fin Agy Briarwood Ser B...  8.000    12/01/22        2,588,650
  2,000    Massachusetts St Dev Fin Agy First Mtg Loomis
           Cmntys Proj Ser A..............................  6.900    03/01/32        2,027,120
  5,865    Massachusetts St Dev Fin Agy Regis College.....  5.500    10/01/28        4,614,406
    945    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)...................  6.100    09/01/18        1,009,175
  1,445    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)...................  6.250    09/01/28        1,525,775
  1,685    Massachusetts St Dev Fin Agy Rev Developmental
           Disabilities Inc...............................  6.750    06/01/20        1,685,775
  9,675    Massachusetts St Dev Fin Agy Rev Developmental
           Disabilities Inc (a)...........................  8.000    06/01/20       10,507,340
    915    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth (a)................................  7.750    06/01/18          930,399
  1,245    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth Ser B (a)..........................  6.375    06/01/18        1,120,375
  4,865    Massachusetts St Dev Fin Agy Rev Hillcrest Ed
           Ctr Inc........................................  6.375    07/01/29        4,643,740
    500    Massachusetts St Dev Fin Agy Rev Hlth Fac
           Beverly Inc Proj Rfdg (a)......................  7.375    04/01/09          501,855

See Notes to Financial Statements                                             27

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 5,000    Massachusetts St Dev Fin Agy Rev Hlthcare Fac
           Alliance Ser A.................................  7.100%   07/01/32   $    4,595,800
  2,320    Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue (a).......................  6.625    08/01/29        2,399,970
    915    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser A............................  6.750    07/01/18          855,818
    645    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser A (Escrowed to Maturity).....  7.500    07/01/10          661,738
  1,025    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser A (Prerefunded @ 07/01/10)...  8.000    07/01/20        1,316,161
  2,450    Massachusetts St Dev Fin Agy Rev Mchsp Human
           Svc Providers Ser C............................  7.750    07/01/30        2,488,024
  5,200    Massachusetts St Dev Fin Agy Rev New England
           Ctr For Children...............................  6.000    11/01/19        4,670,640
  3,090    Massachusetts St Dev Fin Agy Rev Whitney
           Academy Issue..................................  7.500    09/01/30        3,120,004
    725    Massachusetts St Hlth & Ed Baystate Fac Auth
           Rev Med Ctr Ser F..............................  5.500    07/01/22          750,803
  1,700    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser A........................  5.700    07/01/15        1,606,194
  1,650    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser A........................  5.625    07/01/20        1,482,228
  2,500    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser A........................  5.750    07/01/28        2,193,725
  5,000    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser B........................  6.750    07/01/16        5,174,300
  9,845    Massachusetts St Hlth & Ed Fac Auth Rev Caritas
           Christi Oblig Grp Ser B........................  6.250    07/01/22        9,448,837
 10,145    Massachusetts St Hlth & Ed Fac Auth Rev
           Christopher House Ser A Rfdg...................  6.875    01/01/29        9,785,360
  6,800    Massachusetts St Hlth & Ed Fac Auth Rev Civic
           Investments Ser B..............................  9.150    12/15/23        7,910,304
 10,000    Massachusetts St Hlth & Ed Fac Auth Rev Harvard
           Univ Ser F.....................................  5.125    07/15/37       10,314,600
  3,610    Massachusetts St Hlth & Ed Fac Auth Rev Jordan
           Hosp Ser D.....................................  5.250    10/01/23        3,065,648
  1,465    Massachusetts St Hlth & Ed Fac Auth Rev Jordan
           Hosp Ser D.....................................  5.375    10/01/28        1,223,026
  6,750    Massachusetts St Hlth & Ed Fac Auth Rev Jordan
           Hosp Ser E.....................................  6.750    10/01/33        6,690,938
  7,490    Massachusetts St Hlth & Ed Fac Auth Rev Lasell
           College Ser A..................................  5.625    07/01/29        6,182,995
  1,500    Massachusetts St Hlth & Ed Fac Auth Rev Milford
           Whitinsville Hosp Ser D........................  6.350    07/15/32        1,504,455

 28                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 3,000    Massachusetts St Hlth & Ed Fac Auth Rev Nichols
           College Issue Ser C............................  6.125%   10/01/29   $    2,622,150
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev Part
           Hlthcare Sys Ser C.............................  5.750    07/01/32        2,107,200
  6,600    Massachusetts St Hlth & Ed Fac Auth Rev Saint
           Mem Med Ctr Ser A..............................  6.000    10/01/23        5,969,700
  2,000    Massachusetts St Hlth & Ed Nichols College
           Issue Ser C....................................  6.000    10/01/17        1,856,900
  6,900    Massachusetts St Indl Fin Agy Assisted Living
           Fac Rev........................................  8.000    09/01/27        7,335,183
  6,090    Massachusetts St Indl Fin Agy Assisted Living
           Fac Rev Marina Bay LLC Proj....................  7.500    12/01/27        6,202,482
  4,000    Massachusetts St Indl Fin Agy Hlthcare Fac Rev
           Metro Hlth Fndtn Inc Proj Ser A................  6.750    12/01/27        3,731,160
    845    Massachusetts St Indl Fin Agy HMEA Issue.......  7.000    09/01/12          806,595
    740    Massachusetts St Indl Fin Agy Indl Rev Beverly
           Enterprises Inc/Gloucester & Lexington Proj
           Rfdg...........................................  8.375    05/01/09          752,735
    280    Massachusetts St Indl Fin Agy Rev Dimmock Cmnty
           Hlth Ctr.......................................  8.000    12/01/06          288,467
  1,000    Massachusetts St Indl Fin Agy Rev Dimmock Cmnty
           Hlth Ctr.......................................  8.375    12/01/13        1,075,160
  3,000    Massachusetts St Indl Fin Agy Rev Dimmock Cmnty
           Hlth Ctr.......................................  8.500    12/01/20        3,229,200
  2,555    Massachusetts St Indl Fin Agy Rev East Boston
           Neighborhood Proj..............................  7.500    07/01/16        2,544,473
  2,560    Massachusetts St Indl Fin Agy Rev East Boston
           Neighborhood Proj..............................  7.625    07/01/26        2,496,845
    350    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc............................................  8.000    11/01/06          359,825
  3,100    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc (a)........................................  9.250    11/01/11        3,105,332
  1,230    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc............................................  8.375    11/01/13        1,347,477
  2,165    Massachusetts St Indl Fin Agy Rev Evergreen Ctr
           Inc............................................  8.500    11/01/20        2,388,450
    825    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj............................  6.500    10/01/15          746,790
  2,000    Massachusetts St Indl Fin Agy Rev First Mtg
           GF/Pilgrim Inc Proj............................  6.750    10/01/28        1,744,260
 13,035    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj (f).........................  7.100    10/01/28       12,954,965
  1,700    Massachusetts St Indl Fin Agy Rev First Mtg
           Stone Institute & Newton.......................  7.700    01/01/14        1,743,520

See Notes to Financial Statements                                             29

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 1,750    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (a)................................  6.200%   06/01/08   $    1,690,763
  6,000    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth (a)................................  6.375    06/01/18        5,550,180
    330    Massachusetts St Indl Fin Agy Rev Hillcrest Ed
           Ctr Inc Proj (Escrowed to Maturity)............  8.000    07/01/05          363,578
  3,380    Massachusetts St Indl Fin Agy Rev JRC Assisted
           Living.........................................  7.500    07/01/26        3,384,833
  2,600    Massachusetts St Indl Fin Agy Rev Montserrat
           College Art Issue Ser A (a)....................  7.000    12/01/27        2,636,530
  2,000    Massachusetts St Indl Fin Agy Rev Sr Living Fac
           Forge Hill Proj................................  6.750    04/01/30        1,869,640
                                                                                --------------
                                                                                   218,779,920
                                                                                --------------
           MICHIGAN  2.7%
  2,250    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement.....................................  5.400    11/15/27        1,924,740
  1,000    Chelsea, MI Econ Dev Corp Rev Utd Methodist
           Retirement Rfdg................................  5.400    11/15/18          904,240
  2,005    Concord Academy Atrm MI Ctf Part...............  8.000    08/01/31        1,836,259
    870    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
           Ser B (a)......................................  6.700    05/01/21          871,697
  3,105    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
           Ser C (a)......................................  6.850    05/01/21        3,050,631
 13,670    Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr
           Rfdg...........................................  6.000    07/01/20       13,081,507
     95    George Washington Carver, MI Pub...............  8.000    09/01/17           90,690
  1,975    George Washington Carver, MI Pub...............  8.125    09/01/30        1,864,222
  1,590    Grand Blanc Academy, MI Ctf Part...............  7.750    02/01/30        1,543,874
  2,845    John Tolfree Hlth Sys Corp Rfdg................  6.000    09/15/23        2,658,140
  3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A.................................  7.250    05/15/25        2,951,850
  4,250    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B.........................  5.750    11/15/25        4,103,545
  9,725    Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt
           Clemens Gen Hosp Ser B.........................  5.875    11/15/34        9,360,410
  2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev First
           Mtg Burcham Hills Ser A Rfdg...................  7.500    07/01/13        2,450,109
  3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev First
           Mtg Burcham Hills Ser A Rfdg...................  7.750    07/01/19        3,529,196
  2,565    Michigan Muni Bd Auth Rev Pub Sch Academy Fac
           Pgm............................................  8.125    10/01/31        2,497,104
  2,095    Michigan St Hosp Fin Auth Rev Hosp Cent Mich
           Cmnty Hosp.....................................  6.250    10/01/27        2,016,521

 30                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MICHIGAN (CONTINUED)
$ 5,000    Michigan St Hosp Fin Auth Rev Hosp Oakwood
           Oblig Group Ser A..............................  5.750%   04/01/32   $    5,154,400
  1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.........................  6.000    02/01/14        1,519,520
  7,315    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.........................  6.000    02/01/24        6,900,825
    400    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
           MI Oblig.......................................  6.375    01/01/15          379,428
  3,000    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
           MI Oblig.......................................  6.400    01/01/15        2,852,310
  6,500    Michigan St Hosp Fin Auth Rev Presbyterian Vlg
           MI Oblig.......................................  6.500    01/01/25        5,854,095
  1,000    Michigan St Hosp Fin Auth Rev Trinity Hlth
           Credit Ser C Rfdg..............................  5.375    12/01/23        1,036,840
  2,900    Michigan St Hosp Fin Auth Rev Trinity Hlth
           Credit Ser C Rfdg..............................  5.375    12/01/30        2,981,258
  3,000    Michigan St Strategic Fd Detroit Edison Pollutn
           Ctl Ser B Rfdg.................................  5.650    09/01/29        3,072,510
  1,328    Michigan St Strategic Fd Ltd Oblig Rev Great
           Lakes Pulp & Fiber Proj (b) (g)................  8.000    12/01/27          197,888
  3,940    Michigan St Strategic Fd Solid Genesee Pwr Sta
           Proj Rfdg......................................  7.500    01/01/21        3,754,229
  4,500    Pontiac, MI Hosp Fin Auth Hosp Rev Nomc Oblig
           Group..........................................  6.000    08/01/23        3,479,040
  3,000    Star Intl Academy MI Ctf Part..................  8.000    03/01/33        2,991,000
  3,160    Wayne Charter Cnty, MI Spl Arpt Rev............  6.750    12/01/15        2,803,046
  5,500    Wenonah Pk Pptys Inc Bay City Hotel Rev Bd.....  7.500    04/01/33        5,252,335
                                                                                --------------
                                                                                   102,963,459
                                                                                --------------
           MINNESOTA  3.3%
  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr
           Proj...........................................  7.750    02/01/31        4,971,100
  1,750    Albertville, MN Multi-Family Rev Hsg Cottages
           Albertville Proj Ser A.........................  6.750    09/01/29        1,675,783
  1,020    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg...............................  7.500    04/01/17        1,022,438
  2,000    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg...............................  7.500    04/01/18        2,004,780
  1,955    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg.....................  7.400    12/01/15        1,842,588
  1,220    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg.....................  7.500    06/01/25        1,116,044
  2,460    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
           West Proj Ser A................................  6.000    10/01/28        2,044,309

See Notes to Financial Statements                                             31

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MINNESOTA (CONTINUED)
$ 2,000    Cambridge, MN Hsg & Hlthcare Fac Rev Grandview
           West Proj Ser B................................  6.000%   10/01/33   $    1,677,120
  1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith Social
           Svc Inc Proj...................................  7.500    04/01/19        1,421,200
  2,250    Carlton, MN Hlth & Hsg Fac Inter-Faith Social
           Svc Inc Proj...................................  7.750    04/01/29        2,326,703
    750    Chisago City, MN Hlth Fac Rev Part Pleasant
           Heights Proj Ser A Rfdg........................  7.300    07/01/25          781,440
  3,000    Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens
           Proj Rfdg......................................  6.000    11/01/28        2,788,050
  4,200    Dakota Cnty, MN Hsg & Redev....................  6.250    05/01/29        3,837,204
  2,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint
           Lukes Hosp.....................................  7.250    06/15/22        2,576,175
  5,630    Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint
           Lukes Hosp.....................................  7.250    06/15/32        5,759,940
  1,000    Edina, MN Hlthcare Fac Rev Voa Care Ctrs MN
           Proj Ser A.....................................  6.625    12/01/30        1,024,490
  2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc
           Proj...........................................  7.500    04/01/31        2,555,125
  1,200    Maplewood, MN Hlthcare Fac Rev Voa Care Ctr
           Proj...........................................  7.450    10/01/16        1,210,476
    625    Marshall, MN Med Ctr Gross Rev Weiner Mem Med
           Ctr Proj Ser A.................................  6.000    11/01/28          636,894
    800    Minneapolis & Saint Paul MN Hsg & Redev Auth
           Hlthcare Hlthpartners Oblig Group Proj.........  5.875    12/01/29          806,008
 23,915    Minneapolis & Saint Paul, MN Met Northwest Airl
           Proj Ser A.....................................  7.000    04/01/25       22,360,286
  6,250    Minneapolis & Saint Paul, MN Met Northwest Airl
           Proj Ser B.....................................  6.500    04/01/25        5,903,375
  1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
           Society Proj Ser A.............................  7.200    07/01/23          972,350
  1,000    Minneapolis, MN Hlthcare Fac Rev Saint Olaf
           Residence Inc Proj.............................  7.100    10/01/23          831,110
    350    Minneapolis, MN Multi-Family Rev Hsg Belmont
           Apt Proj.......................................  7.250    11/01/16          350,830
  1,320    Minneapolis, MN Multi-Family Rev Hsg Belmont
           Apt Proj.......................................  7.625    11/01/27        1,326,574
  2,050    Minneapolis, MN Rev Walker Methodist Sr Svcs
           Ser A..........................................  5.875    11/15/18        1,785,940
  4,950    Minneapolis, MN Rev Walker Methodist Sr Svcs
           Ser A..........................................  6.000    11/15/28        4,079,097
  2,000    Minnesota Agric & Econ Dev Brd Rev Evangelical
           Luthern Proj...................................  6.625    08/01/25        2,154,860

 32                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MINNESOTA (CONTINUED)
$ 3,040    New Brighton, MN Rental Hsg Rev Polynesian Vlg
           Apt Proj Ser A Rfdg............................  7.500%   10/01/17   $    3,049,302
  2,000    Saint Cloud, MN Hsg & Redev Auth Sterling
           Heights Apts Proj..............................  7.450    10/01/32        1,964,820
  2,825    Saint Louis Pk, MN Rev Roitenberg Family Asstd
           Living Ser A...................................  6.750    08/15/21        2,804,462
  6,715    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hltheast Proj Ser A Rfdg.......................  6.625    11/01/17        6,736,689
    720    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hltheast Proj Ser B............................  6.625    11/01/17          721,814
  3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev New
           Spirit Schs Proj Ser A.........................  7.500    12/01/31        3,421,950
  1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve
           Language Academy Ser A Rfdg....................  7.000    12/01/32        1,606,256
  4,035    Saint Paul, MN Hsg & Redev Model Cities Hlth
           Ctr Ser A......................................  7.250    11/01/26        3,916,452
  6,000    Saint Paul, MN Port Auth Hotel Fac Rev Radisson
           Kellogg Proj Ser 2 Rfdg........................  7.375    08/01/29        6,113,940
  4,905    Vadnais Heights, MN Multi-Family Rev Hsg
           Cottages Vadnais Hghts Rfdg....................  7.000    12/01/31        5,052,101
  1,650    Victoria, MN Private Sch Fac Holy Fam Catholic
           High Sch Ser A.................................  5.850    09/01/24        1,627,395
  2,500    Victoria, MN Private Sch Fac Holy Fam Catholic
           High Sch Ser A.................................  5.875    09/01/29        2,454,175
  4,775    Washington Cnty, MN Hsg & Redev Auth Hosp Fac
           Rev Hltheast Proj..............................  5.500    11/15/27        4,060,756
                                                                                --------------
                                                                                   125,372,401
                                                                                --------------
           MISSISSIPPI  0.4%
  5,585    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
           Energy Res Inc Proj............................  5.875    04/01/22        5,592,651
  6,250    Mississippi Dev Bank Spl Oblig Diamond Lakes
           Util Ser A Rfdg................................  6.250    12/01/17        6,089,813
  1,000    Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           S W MS Med Rfdg................................  5.750    04/01/23        1,017,460
  2,000    Mississippi Hosp Equip & Fac Auth Rev Impt Hosp
           S W MS Med Rfdg................................  5.750    04/01/29        2,016,100
                                                                                --------------
                                                                                    14,716,024
                                                                                --------------
           MISSOURI  2.3%
  1,000    370 Missouri Bottom Rd Taussig Rd Trans Dev
           Dist...........................................  7.000    05/01/22        1,021,690
  4,750    370 Missouri Bottom Rd Taussig Rd Trans Dev
           Dist...........................................  7.200    05/01/33        4,852,125
  3,600    Ballwin, MO Tax Increment Rev Impt Ballwin Town
           Ctr Ser A Rfdg.................................  6.500    10/01/22        3,670,128

See Notes to Financial Statements                                             33

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MISSOURI (CONTINUED)
$ 3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah
           Cmnty Proj.....................................  5.900%   05/01/28   $    2,554,380
  4,000    Cape Girardeau Cnty, MO Indl Southeast MO Hosp
           Assoc..........................................  5.750    06/01/32        4,104,080
  3,000    Chesterfield, MO Indl Dev Auth Sr Living Fac
           Rev Willows at Brooking Pk Proj Ser A..........  6.625    12/01/31        2,975,430
  2,390    Ellisville, MO Indl Dev Auth Indl Dev Rev
           Gambrill Gardens Phase I Proj Ser A............  6.750    04/01/33        2,336,034
  2,755    Ellisville, MO Indl Dev Auth Indl Dev Rev Impt
           Gambrill Gardens Proj Rfdg.....................  6.200    06/01/29        2,350,456
  4,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg...............................  6.125    10/01/21        4,081,640
  1,000    Fenton, MO Tax Increment Rev & Impt Gravois
           Bluffs Proj Rfdg...............................  7.000    10/01/21        1,079,390
    660    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...............................  7.250    04/01/07          673,682
  2,000    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...............................  7.625    04/01/17        2,134,820
    721    Ferguson, MO Tax Increment Rev Crossings at
           Halls Ferry Proj...............................  7.625    04/01/18          767,569
  3,610    Good Shepard Nursing Home Dist MO Nursing Home
           Fac Rev Rfdg...................................  5.900    08/15/23        3,191,890
  2,750    Jefferson Cnty, MO Jr College Dist Student Hsg
           Sys Rev Jefferson College......................  7.250    07/01/31        2,563,193
    628    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Brentwood Manor Apt Proj Ser A.............  6.950    04/15/15          623,070
  1,514    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Brentwood Manor Apt Proj Ser B.............  7.250    10/15/38        1,493,016
    440    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B................  7.550    06/15/12          471,790
    990    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B................  7.550    06/15/22        1,035,530
  3,430    Kansas City, MO Indl Dev Auth Multi-Family Hsg
           Rev Walnut Grove Apt Proj Ser B................  7.550    06/15/35        3,565,245
  2,870    Kansas City, MO Multi-Family Hsg Rev Vlg Green
           Apt Proj.......................................  6.250    04/01/30        2,391,887
    375    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
           Bethesda Ser A (Prerefunded @ 08/15/04)........  7.500    08/15/12          399,424
  5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr........  6.750    10/01/31        5,123,000
  3,995    Osage Beach, MO Tax Increment Prewitts Point
           Proj...........................................  6.750    05/01/23        4,016,333
  3,000    Perry Cnty, MO Nursing Home Rev Rfdg...........  5.900    03/01/28        2,452,590
  5,500    Saint Joseph, MO Indl Dev Auth Living Cmnty
           Saint Joseph Proj..............................  7.000    08/15/32        5,462,160

 34                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           MISSOURI (CONTINUED)
$ 8,000    Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev
           Ranken-Jordan Proj Ser A.......................  6.625%   11/15/35   $    7,953,440
  1,215    Saint Louis, MO Tax Increment Rev Scullin Redev
           Area Ser A..................................... 10.000    08/01/10        1,470,563
  3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John
           Fitzgibbon Mem Hosp Inc (a)....................  6.500    12/01/28        3,345,183
  4,885    Three Riv Jr College Dist MO Cmnty College.....  7.000    09/01/31        4,257,961
  5,600    Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape
           Albeon Proj....................................  6.150    12/01/33        4,784,528
                                                                                --------------
                                                                                    87,202,227
                                                                                --------------
           MONTANA  0.0%
  2,820    Montana St Brd Invt Res Recovery Rev
           Yellowstone Energy L P Proj....................  7.000    12/31/19        2,047,940
                                                                                --------------

           NEVADA  0.8%
  2,000    Boulder City, NV Hosp Rev Boulder City Hosp Inc
           Proj Rfdg......................................  5.850    01/01/22        1,712,940
  5,815    Clark Cnty, NV Assisted Living Homestead
           Boulder City Proj..............................  6.500    12/01/27        5,166,104
  2,000    Clark Cnty, NV Impt Dist Spl Impt Dist No-142
           Loc Impt (d)...................................  6.100    08/01/18        2,008,020
  2,750    Clark Cnty, NV Impt Dist Spl Impt Dist No-142
           Loc Impt (d)...................................  6.375    08/01/23        2,766,308
  2,000    Henderson, NV..................................  5.500    04/01/20        2,205,060
  1,000    Henderson, NV Loc Impt Dist No T 13 Ser A......  6.800    03/01/22        1,017,020
  4,000    Henderson, NV Loc Impt Dist No T 13 Ser B......  6.900    03/01/22        4,080,040
  3,000    Henderson, NV Loc Impt Dist No T 14............  5.800    03/01/23        2,938,740
    645    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs........................................  8.000    09/15/13          670,542
  1,750    North Las Vegas, NV Loc Impt Spl Impt Dist No
           60 Aliante.....................................  6.400    12/01/22        1,760,605
    910    Reno, NV Spl Assmt Dist No 4 Somersett Pkwy....  5.900    12/01/15          906,979
  4,885    Reno, NV Spl Assmt Dist No 4 Somersett Pkwy....  6.625    12/01/22        4,945,476
                                                                                --------------
                                                                                    30,177,834
                                                                                --------------
           NEW HAMPSHIRE  1.2%
  4,845    New Hampshire Higher Ed & Hlth Daniel Webster
           College Issue..................................  6.300    07/01/29        4,611,762
    435    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue.....................  7.200    06/01/12          461,709
  2,565    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Colby-Sawyer College Issue.....................  7.500    06/01/26        2,700,945
    240    New Hampshire Higher Ed & Hlth Fac Auth Rev
           First Mtg Odd Fellows Home Rfdg................  8.000    06/01/04          240,958

See Notes to Financial Statements                                             35

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW HAMPSHIRE (CONTINUED)
$ 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           First Mtg Odd Fellows Home Rfdg................  9.000%   06/01/14   $    2,228,140
  1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights.....................  7.350    01/01/18        1,019,620
  4,825    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Havenwood-Heritage Heights.....................  7.450    01/01/25        4,902,345
  2,125    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Hlthcare Visiting Nurse (a)....................  7.250    09/01/23        2,144,125
  4,000    New Hampshire Higher Ed & Hlth Fac Auth Rev New
           England College................................  6.125    03/01/19        3,512,800
  1,345    New Hampshire Higher Ed & Hlth Fac Auth Rev New
           London Hosp Assn Proj..........................  7.500    06/01/05        1,396,944
  1,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Riverwoods at Exeter Ser A.....................  6.500    03/01/23          984,780
  6,315    New Hampshire Higher Hlth & Ed Fac Daniel
           Webster College Issue..........................  7.500    07/01/31        6,281,531
  1,570    New Hampshire Hlth & Ed Fac Auth Rev Huntington
           at Nashua Ser A................................  6.875    05/01/23        1,528,772
  4,600    New Hampshire Hlth & Ed Fac Auth Rev Huntington
           at Nashua Ser A................................  6.875    05/01/33        4,414,114
  1,000    New Hampshire Hlth & Ed Fac Auth Rev NH College
           Issue..........................................  7.500    01/01/31        1,080,390
  3,235    New Hampshire St Business Fin Auth Elec Fac Rev
           Plymouth Cogeneration (a)......................  7.750    06/01/14        3,234,256
  3,000    New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Systems Ser A Rfdg...............  7.000    10/01/29        3,008,550
    275    New Hampshire St Hsg Fin Auth Single Family Rev
           Mtg Acquisition Ser G..........................  6.300    01/01/26          284,771
    530    New Hampshire St Hsg Fin Auth Single Family Rev
           Ser D..........................................  5.900    07/01/28          548,794
                                                                                --------------
                                                                                    44,585,306
                                                                                --------------
           NEW JERSEY  4.2%
  4,990    Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (a) (b) (c).............................  8.400    04/01/24        4,503,475
  4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn PT
           Marine Term Ser A (GTY AGMT:
           Holt Hauling & Warehouse) (b) (c)..............  8.000    06/01/27          309,375
  2,910    New Jersey Econ Dev Auth Asstd Living Rev
           Meridian Asstd Living Proj.....................  6.750    08/01/30        2,496,867
  6,000    New Jersey Econ Dev Auth Cedar Crest Vlg Inc
           Fac Ser A......................................  7.250    11/15/21        6,190,980
  3,480    New Jersey Econ Dev Auth Econ Dev Rev Utd
           Methodist Homes Ser A (d)......................  6.125    07/01/23        3,403,718

 36                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 5,800    New Jersey Econ Dev Auth Econ Dev Rev Utd
           Methodist Homes Ser A (d)......................  6.250%   07/01/33   $    5,671,936
    225    New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A..........................................  7.000    02/01/10          229,356
  1,500    New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A..........................................  7.375    02/01/17        1,539,510
  3,500    New Jersey Econ Dev Auth First Mtg Cranes Mill
           Ser A..........................................  7.500    02/01/27        3,598,770
  2,355    New Jersey Econ Dev Auth First Mtg Franciscan
           Oaks Proj......................................  5.750    10/01/23        2,087,590
    600    New Jersey Econ Dev Auth First Mtg Hamilton
           Cont Care Ser A................................  8.350    11/01/30          610,482
  1,500    New Jersey Econ Dev Auth First Mtg Presbyterian
           Ser A..........................................  6.250    11/01/20        1,489,245
  1,500    New Jersey Econ Dev Auth First Mtg Presbyterian
           Ser A..........................................  6.375    11/01/31        1,489,650
  1,250    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...................................  8.000    04/01/23        1,277,788
  3,500    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...................................  8.000    04/01/31        3,554,530
  6,000    New Jersey Econ Dev Auth First Mtg Seashore
           Gardens Proj...................................  7.750    04/01/33        5,957,820
  1,000    New Jersey Econ Dev Auth Holt Hauling & Warehsg
           Rev Ser G Rfdg (b) (c).........................  8.400    12/15/15          902,500
  1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.000    11/15/15        1,045,930
  1,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.125    11/15/18        1,033,380
  2,000    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Seabrook Vlg Inc Ser A.........................  8.250    11/15/30        2,096,520
  1,440    New Jersey Econ Dev Auth Retirement Cmnty Rev
           Ser A..........................................  8.125    11/15/23        1,503,835
    500    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05)......................................  8.500    01/01/10          548,600
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05)......................................  9.250    01/01/25        1,106,180
    975    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A...........................  8.250    04/01/10          585,000
  2,060    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A...........................  8.500    04/01/16        1,236,000
    825    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.......................  7.500    11/01/05          835,931

See Notes to Financial Statements                                             37

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 1,100    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.......................  8.500%   11/01/16   $    1,157,277
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.......................  8.625    11/01/25        1,575,690
  1,700    New Jersey Econ Dev Auth Rev Kullman Assoc LLC
           Proj Ser A.....................................  6.125    06/01/18        1,440,580
    890    New Jersey Econ Dev Auth Rev Kullman Assoc LLC
           Proj Ser A.....................................  6.750    07/01/19          834,348
  2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplanade Bear.................................  7.000    06/01/39        2,067,600
    390    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
           Proj Ser A (Escrowed to Maturity)..............  8.000    05/15/04          402,414
  6,975    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
           Proj Ser A Rfdg................................  6.000    05/15/28        6,018,239
  7,055    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  6.625    09/15/12        6,661,543
 12,360    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  6.250    09/15/19       10,858,013
 21,590    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  6.250    09/15/29       18,375,897
    680    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  7.000    11/15/30          622,635
 25,125    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj......................  9.000    06/01/33       27,332,231
  4,385    New Jersey Hlthcare Cap Hlth Sys Oblig Grp Ser
           A (d)..........................................  5.750    07/01/23        4,490,240
  1,500    New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth
           Sys Oblig Grp Ser A (d)........................  5.000    07/01/26        1,404,510
  2,085    New Jersey Hlthcare Fac Fin Auth Rev Care
           Institute Inc Cherry Hill Proj.................  7.750    07/01/10        2,052,203
  1,000    New Jersey Hlthcare Fac Fin Auth Rev Palisades
           Med Ctr NY Hlthcare............................  6.625    07/01/31        1,022,620
  1,250    New Jersey Hlthcare Fac Fin Auth Rev Pascack
           Vlg Hosp Assn..................................  6.000    07/01/13        1,240,488
  1,200    New Jersey Hlthcare Fac Fin Auth Rev Pascack
           Vlg Hosp Assn..................................  6.500    07/01/23        1,207,476
  7,000    New Jersey Hlthcare Fac Fin Auth Rev Pascack
           Vlg Hosp Assn..................................  6.625    07/01/36        7,050,750
  1,940    New Jersey Hlthcare Fac Fin Auth Rev Raritan
           Bay Med Ctr Issue Rfdg.........................  7.250    07/01/14        1,996,532
  2,135    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp....................................  6.000    07/01/32        2,190,297

 38                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 1,080    New Jersey St Ed Fac Auth Rev Caldwell College
           Ser A..........................................  7.250%   07/01/25   $    1,113,480
  3,850    New Jersey St Ed Fac Auth Rev Felician College
           of Lodi Ser D (a)..............................  7.375    11/01/22        3,583,465
                                                                                --------------
                                                                                   160,003,496
                                                                                --------------
           NEW MEXICO  0.7%
  7,155    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg..........................  6.600    12/15/28        6,975,266
  1,525    Bernalillo Cnty, NM Multi-Family Rev Hsg Sr
           Solar Villas Apt Ser F.........................  7.250    10/15/22        1,498,709
  3,000    Farmington, NM Pollutn Ctl Rev Public Svc Co NM
           Proj Ser A.....................................  6.600    10/01/29        3,137,670
  3,915    New Mexico Hsg Auth Region lll Sr Brentwood
           Gardens Apt Ser A..............................  6.850    12/01/31        3,782,830
  2,370    New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj
           Sr Ser A.......................................  7.500    12/01/30        2,285,201
  2,770    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA
           Collateralized)................................  7.125    12/15/27        2,605,240
  3,445    San Juan Cnty, NM Multi-Family Hsg Apple Ridge
           Apts Sr Ser A..................................  7.250    12/01/31        3,368,349
  2,500    Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A...............................  5.625    05/15/25        2,042,425
    600    Santa Fe, NM Indl Rev Casa Real Nursing Home
           Rfdg...........................................  9.750    01/01/13          603,924
                                                                                --------------
                                                                                    26,299,614
                                                                                --------------
           NEW YORK  6.0%
  1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek
           Proj Ser A.....................................  7.000    12/01/24          819,150
  1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek
           Proj Ser A.....................................  7.000    12/01/34        1,185,840
  1,975    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen
           Proj Ser A.....................................  6.875    06/01/39        1,775,663
  1,105    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
           Inc Ser A......................................  7.750    11/15/10        1,154,338
  3,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
           Inc Ser A......................................  8.125    11/15/20        3,153,990
  1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr
           Inc Ser A......................................  8.250    11/15/30        1,044,400
  1,340    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
           Rev Woodcrest Estates Fac Ser A................  6.250    12/01/23        1,297,107
  4,760    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
           Rev Woodcrest Estates Fac Ser A................  6.375    12/01/37        4,419,232

See Notes to Financial Statements                                             39

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 1,210    Castle Rest Residential Hlthcare Fac NY Rev
           Hlthcare Fac Ser B.............................  8.000%   08/01/10   $      772,162
 25,000    Metropolitan Trans Auth NY Rev Ser U...........  5.125    11/15/31       25,549,250
 10,000    Metropolitan Trans Auth NY Svc Contract Ser A
           Rfdg...........................................  5.125    01/01/29       10,229,700
  2,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sr Living Ser A.....................  6.750    05/01/23        1,960,280
  5,000    Monroe Cnty, NY Indl Dev Agy Civic Fac Rev
           Cloverwood Sr Living Ser A.....................  6.875    05/01/33        4,905,650
    915    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj...........................................  8.000    11/15/15          955,946
  1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj...........................................  8.550    11/15/32        1,658,297
  1,000    Mount Vernon, NY Indl Dev Agy Civic Fac Rev....  6.200    06/01/29          930,060
  2,000    New York City Indl Dev Agy Amern Airl Inc
           Proj...........................................  6.900    08/01/24        1,361,380
    110    New York City Indl Dev Agy British Airways Plc
           Proj...........................................  5.250    12/01/32           79,616
 12,475    New York City Indl Dev Agy British Airways Plc
           Proj...........................................  7.625    12/01/32       12,300,101
  2,650    New York City Indl Dev Agy Civic Fac Rev A Very
           Spl Place Inc Proj Ser A.......................  7.000    01/01/33        2,761,804
  3,320    New York City Indl Dev Agy Civic Fac Rev Cmnty
           Res Developmentally Disabled...................  7.500    08/01/26        3,377,868
  3,745    New York City Indl Dev Agy Civic Fac Rev Our
           Lady of Mercy Med Ctr Pkg Corp Proj (a)........  8.500    12/30/22        3,804,246
  3,000    New York City Indl Dev Agy Civic Fac Rev Psch
           Inc Proj.......................................  6.375    07/01/33        3,154,770
  5,345    New York City Indl Dev Agy Civic Fac Rev Touro
           College Proj Ser A (a).........................  6.350    06/01/29        5,139,805
  4,000    New York City Indl Dev Agy JFK Intl Arpt Proj
           Ser A..........................................  8.000    08/01/12        3,033,120
  3,000    New York City Indl Dev Agy JFK Intl Arpt Proj
           Ser B..........................................  8.500    08/01/28        2,274,630
  1,315    New York City Indl Dev Agy LaGuardia Assoc LP
           Proj Rfdg (b)..................................  5.800    11/01/13          736,334
  4,250    New York City Indl Dev Agy LaGuardia Assoc LP
           Proj Rfdg (b)..................................  6.000    11/01/28        2,281,485
  4,315    New York City Indl Dev Agy Lycee Francais De NY
           Proj Ser A (ACA Insd)..........................  5.375    06/01/23        4,426,456
  5,000    New York City Indl Dev Agy Lycee Francais De NY
           Ser C..........................................  6.800    06/01/28        5,202,350
  3,500    New York City Indl Dev Agy Northwest Airl
           Inc............................................  6.000    06/01/27        2,673,440
  7,500    New York City Indl Dev Agy Rev Visy Paper Inc
           Proj...........................................  7.950    01/01/28        7,751,625

 40                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 1,250    New York City Indl Dev Agy Spl Fac Rev
           Continental Airl Inc...........................  8.000%   11/01/12   $    1,222,650
  1,250    New York City Indl Dev Agy Spl Fav Rev
           Continental Airl Inc Proj......................  8.375    11/01/16        1,224,750
  5,020    New York City Mun Wtr Auth Rev Drivers Ser 297
           (FSA Insd) (a) (e)............................. 10.450    06/15/26        5,268,540
  1,000    New York City Muni Wtr Fin Ser A (FGIC Insd)...  5.750    06/15/31        1,122,020
  4,000    New York St Dorm Auth Rev North Shore L I
           Jewish Grp.....................................  5.000    05/01/18        4,096,520
  2,000    New York St Dorm Auth Rev North Shore L I
           Jewish Grp.....................................  5.375    05/01/23        2,046,680
  1,000    New York St Dorm Auth Rev North Shore L I
           Jewish Grp.....................................  5.500    05/01/33        1,025,080
  2,500    New York St Dorm Auth Rev Winthrop South Nassau
           Univ...........................................  5.500    07/01/23        2,562,600
  5,195    New York St Dorm Auth Rev Winthrop South Nassau
           Univ...........................................  5.750    07/01/28        5,422,333
  4,000    New York St Dorm Auth Rev Winthrop Univ Hosp
           Assn Ser A.....................................  5.500    07/01/23        4,100,160
  2,260    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser
           A..............................................  7.600    09/01/15        2,192,516
  1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
           Elizabeth Med Ser A............................  5.875    12/01/29        1,083,988
  1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
           Elizabeth Med Ser B............................  6.000    12/01/19        1,385,921
    500    Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev
           Iroquois Nursing Home Ser B (FHA Gtd)..........  7.000    02/01/09          499,290
  4,000    Orange Cnty, NY Indl Dev Agy Arden Hill Life
           Care Ctr Proj Ser A............................  7.000    08/01/31        3,922,800
    475    Oswego Cnty, NY Indl Dev Agy Civic Fac Rev.....  7.000    02/01/12          472,896
  2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj....................................  6.375    10/01/28        2,192,475
  7,740    Port Auth NY & NJ Cons 132 Ser.................  5.000    09/01/34        7,868,948
  1,275    Rensselaer Cnty, NY Indl Dev Agy East Greenbush
           Ctr Proj Ser A Rfdg (a) (b)....................  7.000    02/01/11           63,750
  1,345    Rensselaer Cnty, NY Indl Dev Agy East Greenbush
           Ctr Proj Ser B Rfdg (a) (b)....................  7.000    02/01/11           67,250
  5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac Rev
           Dominican College Proj (a).....................  6.250    05/01/28        4,917,371
  2,300    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Highpointe at Malta Proj Ser A.................  6.875    06/01/39        2,098,681
  5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Cmnty Rev First Mtg Jeffersons
           Ferry..........................................  7.250    11/01/28        5,487,195

See Notes to Financial Statements                                             41

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A...............  8.000%   10/01/20   $    1,011,170
  2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A...............  8.000    10/01/30        1,993,100
  4,760    Suffolk Cnty, NY Indl Dev Agy Eastern Long Is
           Hosp Assoc Ser A...............................  7.750    01/01/22        4,702,118
  3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A................  6.375    12/01/17        2,756,241
  4,705    Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev
           Hebrew Academy Spl Children....................  7.500    06/01/32        4,715,539
    340    Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
           Ser B..........................................  7.500    08/01/10          341,275
  1,350    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
           Home Ser A.....................................  7.375    03/01/21        1,385,708
  2,325    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
           Home Ser A.....................................  7.375    03/01/31        2,370,640
  6,850    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
           A..............................................  5.000    01/01/32        6,952,134
    695    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A....................  6.250    06/01/08          686,702
  1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A....................  6.400    06/01/14          966,890
  2,950    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
           Benedictine Hosp Proj Ser A....................  6.450    06/01/24        2,708,808
  3,750    Utica, NY Indl Dev Agy Civic Fac Rev Utica
           College Civic Fac..............................  6.850    12/01/31        3,778,275
  5,000    Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
           Hudson Proj Ser A..............................  6.375    01/01/24        5,005,750
  5,000    Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
           Hudson Proj Ser A..............................  6.500    01/01/34        5,002,000
  2,000    Westchester Cnty, NY Indl Dev Hebrew Hosp Sr
           Hsg Inc Ser A..................................  7.375    07/01/30        2,101,700
                                                                                --------------
                                                                                   228,992,559
                                                                                --------------
           NORTH CAROLINA  1.1%
  1,000    Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin
           Auth Intl Paper Co Proj Ser A..................  5.900    09/01/25        1,014,910
  1,250    North Carolina Cap Fac Fin Agy Rev Duke Univ
           Proj Ser A.....................................  5.125    10/01/41        1,278,263
  9,000    North Carolina Cap Fac Fin Agy Rev Duke Univ
           Proj Ser A.....................................  5.125    07/01/42        9,193,230
  1,000    North Carolina Med Care Commn First Mtg Arbor
           Acres Cmnty Proj...............................  6.250    03/01/27          998,780
  7,050    North Carolina Med Care Commn First Mtg Baptist
           Retirement Ser A...............................  6.400    10/01/31        7,054,301

 42                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           NORTH CAROLINA (CONTINUED)
$ 3,000    North Carolina Med Care Commn First Mtg Forest
           at Duke Proj...................................  6.375%   09/01/32   $    3,034,710
  2,500    North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj........................  7.000    10/01/31        2,671,250
  2,500    North Carolina Med Care Commn First Mtg
           Salemtowne Proj................................  6.625    04/01/31        2,554,250
  1,200    North Carolina Med Care Commn First Mtg Utd
           Methodist Homes................................  7.000    10/01/17        1,242,804
  9,500    North Carolina Med Care Commn Retirement Fac
           Rev First Mtg Givens Estates Proj Ser A........  6.500    07/01/32        9,665,775
  1,250    North Carolina Med Care Commn Retirement Fac
           Rev First Mtg Utd Methodist Homes..............  7.250    10/01/32        1,308,500
                                                                                --------------
                                                                                    40,016,773
                                                                                --------------
           NORTH DAKOTA  0.3%
  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg
           Lutheran Rfdg..................................  6.100    10/01/23        2,242,721
    495    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg................................  7.250    09/01/21          478,650
    765    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg................................  7.400    09/01/26          737,231
  2,120    Fargo, ND Multi-Family Rev Hsg Trollwood Vlg
           Proj Ser A Rfdg................................  7.600    09/01/31        2,039,292
  3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj....................................  6.250    12/01/34        2,592,390
  1,920    Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly
           Square Proj....................................  6.375    12/01/34        1,688,256
                                                                                --------------
                                                                                     9,778,540
                                                                                --------------
           OHIO  1.6%
  1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
           Summa Hosp Ser A...............................  5.375    11/15/24        1,379,745
  4,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
           Ser A Rfdg.....................................  6.900    11/15/23        3,960,120
  7,650    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
           Ser A Rfdg.....................................  7.125    11/15/33        7,655,585
  5,000    Cleveland Cuyahoga Cnty, OH Spl Assmt Tax
           Increment Proj.................................  7.350    12/01/31        5,206,450
  2,870    Cleveland, OH Arpt Spl Rev Continental Airl Inc
           Proj...........................................  5.375    09/15/27        2,092,632
  1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
           Hall...........................................  7.200    11/15/14        1,023,380
  1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings
           Hall...........................................  7.300    11/15/23        1,510,140
  2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj...........................................  7.500    01/01/30        2,215,560

See Notes to Financial Statements                                             43

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           OHIO (CONTINUED)
$ 1,039    Cuyahoga Cnty, OH Multi-Family Rev Hsg Pk Lane
           Apts Ser A1 Rfdg (f)...........................  1.250%   10/01/37   $      787,362
  1,802    Cuyahoga Cnty, OH Multi-Family Rev Hsg Pk Lane
           Apts Ser A2 Rfdg (b)...........................  5.460    10/01/37           44,155
  7,000    Cuyahoga Cnty, OH Rev Ser A Rfdg...............  6.000    01/01/32        7,448,280
  4,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
           Proj...........................................  6.300    04/01/22        3,452,360
  2,000    Dayton, OH Spl Fac Rev Air Freight Ser D.......  6.200    10/01/09        1,924,020
  2,140    Hamilton Cnty, OH Multi-Family Rev Hsg Garden
           Hill Washington Pk Apt.........................  7.750    10/01/21        2,001,542
  2,500    Lorain Cnty, OH Hosp Rev Catholic Hlthcare.....  5.375    10/01/30        2,536,700
  2,100    Lorain Cnty, OH Hosp Rev Mtg Elyria Utd
           Methodist Ser C Rfdg...........................  6.875    06/01/22        2,163,630
  1,000    Lucas Cnty, OH Hlthcare Impt Sunset Retirement
           Ser A Rfdg.....................................  6.550    08/15/24        1,043,410
    500    Lucas Cnty, OH Hlthcare Impt Sunset Retirement
           Ser A Rfdg.....................................  6.625    08/15/30          521,360
  1,000    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg.................................  6.250    08/01/18          939,610
  3,335    Madison Cnty, OH Hosp Impt Rev Madison Cnty
           Hosp Proj Rfdg.................................  6.400    08/01/28        3,068,900
  5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
           Rfdg...........................................  6.250    02/01/22        3,905,850
  2,000    Ohio St Air Quality Dev Auth Pollutn Ctl
           Cleveland Ser A Rfdg...........................  6.000    12/01/13        2,032,700
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll
           Cleveland Elec Ser A Rfdg......................  8.000    10/01/23        2,128,800
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll
           Toledo Edison Ser A Rfdg.......................  8.000    10/01/23        2,128,800
                                                                                --------------
                                                                                    61,171,091
                                                                                --------------
           OKLAHOMA  1.2%
  1,150    Langston, OK Econ Dev Langston Cmnty Dev Corp
           Proj Ser A.....................................  7.625    08/01/20        1,138,075
  1,000    Langston, OK Econ Dev Langston Cmnty Dev Corp
           Proj Ser A.....................................  7.750    08/01/30          984,880
  1,200    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj
           Ser A Rfdg.....................................  7.000    04/01/25        1,195,896
  1,990    Oklahoma Cnty, OK Fin Auth Epworth Villa Proj
           Ser A Rfdg.....................................  7.600    04/01/30        2,036,765
  5,000    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
           Proj Ser B.....................................  6.375    07/01/21        4,903,400
    500    Oklahoma Dev Fin Auth Rev Comache Cnty Hosp
           Proj Ser B.....................................  6.600    07/01/31          493,275

 44                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           OKLAHOMA (CONTINUED)
$ 2,500    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.750%   08/15/12   $    2,054,200
  2,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.750    08/15/13        1,621,460
  1,000    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.750    08/15/15          793,930
  3,740    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.625    08/15/19        2,824,373
  6,800    Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare
           Sys Ser A Rfdg.................................  5.625    08/15/29        4,785,568
  1,000    Stillwater, OK Med Ctr Auth....................  5.625    05/15/23          990,640
  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A...........................  6.375    07/01/28        1,759,000
  2,250    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj.....  7.350    12/01/11        2,054,430
    300    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
           Rfdg...........................................  6.250    06/01/20          247,587
  4,475    Tulsa, OK Muni Arpt Tr Rev AMR Ser A Rfdg......  5.800    06/01/35        4,279,219
 10,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg......  6.000    06/01/35        8,415,600
  5,000    Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg......  5.650    12/01/35        4,215,250
    500    Woodward, OK Muni Auth Hosp Rev................  8.250    11/01/09          514,910
                                                                                --------------
                                                                                    45,308,458
                                                                                --------------
           OREGON  1.0%
  2,000    Clackamas Cnty, OR Hosp Fac Willamette View Inc
           Proj Ser A.....................................  7.500    11/01/29        2,121,700
  1,380    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg.......  6.000    08/01/14        1,311,041
  3,500    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg.......  6.875    08/01/28        3,417,995
  1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg
           Forest Glen Ser A..............................  7.500    09/01/27        1,756,011
  9,900    Multnomah Cnty, OR Hosp Fac Auth Rev
           Terwilliger Plaza Proj Rfdg (a)................  6.500    12/01/29        9,740,214
  3,000    Oregon St Fac Auth Rev College Hsg Northwest
           Proj Ser A.....................................  5.450    10/01/32        3,028,650
  3,878    Oregon St Hlth Hsg Ed & Cultural Fac Auth......  7.250    06/01/28        3,765,246
  1,320    Oregon St Hsg & Cmnty Svc Dep Single Family Mtg
           Ser A..........................................  5.350    07/01/30        1,354,030
  1,095    Oregon St Hsg & Cmnty Svc Dep Single Family Mtg
           Ser B..........................................  5.450    07/01/32        1,114,086
  9,925    Yamhill Cnty, OR Hosp Auth Rev Friendsview
           Retirement Cmnty...............................  7.000    12/01/34        9,607,202
                                                                                --------------
                                                                                    37,216,175
                                                                                --------------

See Notes to Financial Statements                                             45

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           PENNSYLVANIA  7.5%
$11,310    Allegheny Cnty, PA Hosp Dev Auth Covenant at
           South Hills Ser A..............................  8.750%   02/01/31   $   11,732,881
  1,000    Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
           Villa Saint Joseph.............................  5.875    08/15/18          885,810
  4,500    Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac
           Villa Saint Joseph.............................  6.000    08/15/28        3,793,815
    330    Allegheny Cnty, PA Hosp Dev Auth Rev Covenant
           at South Hills Ser A...........................  8.625    02/01/21          342,949
  3,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South
           Hills Hlth Sys Ser A...........................  6.500    05/01/14        3,022,260
  1,000    Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South
           Hills Hlth Sys Ser B...........................  6.625    05/01/20        1,019,640
  1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B.....  9.250    11/15/15        1,051,770
  6,240    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B.....  9.250    11/15/22        6,563,045
 11,310    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B.....  9.250    11/15/30       11,895,519
  1,695    Allegheny Cnty, PA Indl Dev Auth Lease Rev.....  6.625    09/01/24        1,543,179
  6,670    Allegheny Cnty, PA Indl Dev Auth Lease Rev
           Cargo Fac Afco Cargo Pit Llc...................  7.750    09/01/31        6,456,560
  2,665    Allentown, PA Area Hosp Auth Rev...............  6.500    11/15/08        2,665,400
  6,865    Allentown, PA Area Hosp Auth Rev Sacred Heart
           Hosp of Allentown Ser A Rfdg...................  6.750    11/15/14        6,865,961
  6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
           Coll Toledo Edison Co Proj Rfdg................  7.625    05/01/20        7,333,875
  4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
           Coll Toledo Edison Co Proj Ser A Rfdg..........  7.750    05/01/20        4,446,240
  2,000    Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj
           Ser A..........................................  6.900    01/01/22        2,037,640
  4,275    Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj
           Ser A..........................................  7.000    01/01/34        4,355,370
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..........................  6.100    05/01/14          966,320
    900    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..........................  6.200    05/01/19          849,654
  2,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..........................  6.300    05/01/29        1,868,480
  1,000    Chartiers Vly, PA Indl & Com Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg.......................  6.375    12/01/19          977,090
  2,500    Chartiers Vly, PA Indl & Com Dev Auth First Mtg
           Rev Asbury Hlth Ctr Rfdg.......................  6.375    12/01/24        2,398,225
  2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr Proj
           Rfdg...........................................  7.400    12/01/15        2,054,480
 10,295    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
           Hosp Ser A.....................................  6.750    07/01/31        9,454,207

 46                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,250    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
           Proj...........................................  7.250%   07/01/24   $    2,231,505
  2,200    Chester Cnty, PA Hlth & Ed Jenners Pond Inc
           Proj...........................................  7.625    07/01/34        2,195,622
  3,200    Cliff House Ctf Trust Var Sts Ctf Part Ser A...  6.625    06/01/27        2,736,960
  1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
           Rev............................................  6.250    08/15/29          966,060
  1,000    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
           Woods Cedar Run Ser A Rfdg.....................  6.500    11/01/18          702,000
  3,250    Cumberland Cnty, PA Indl Dev Auth Rev First Mtg
           Woods Cedar Run Ser A Rfdg.....................  6.500    11/01/28        2,259,465
  4,100    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf Ctr
           Hyatt Regency (a)..............................  6.200    01/01/29        3,236,335
  4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Forum Place Ser A..............................  6.000    01/15/25        1,989,400
  5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office..............................  6.000    01/01/25        4,760,855
  1,500    Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg
           Proj Rfdg......................................  7.000    06/01/21        1,518,810
 12,500    Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg
           Proj Rfdg......................................  7.000    06/01/26       12,626,375
  2,100    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
           Ser A Rfdg.....................................  7.500    07/01/18        2,168,607
  1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
           Ser A Rfdg.....................................  7.625    07/01/30        1,043,930
  4,465    Grove City, PA Area Hosp Auth Hlth Fac Rev
           Grove Manor Proj...............................  6.625    08/15/29        4,467,992
  4,530    Hazleton, PA Hlth Svc Auth Hazleton Saint
           Joseph Med Ctr.................................  6.200    07/01/26        4,092,900
  1,650    Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg
           Proj Ser A.....................................  7.625    05/01/31        1,704,747
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Church Home Inc...............  7.750    11/01/33        3,104,580
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj Ser A....................  6.000    12/15/23        2,632,470
  5,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
           Lukes Bethlehem................................  5.375    08/15/33        4,897,850
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Group Rfdg...............................  6.000    11/01/18        2,970,120
  6,085    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
           Oblig Group Rfdg...............................  6.000    11/01/23        5,918,028
  1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj..............................  6.100    06/01/18        1,593,852
  4,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj..............................  6.300    06/01/28        3,329,800

See Notes to Financial Statements                                             47

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 3,830    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg.........  8.000%   08/01/12   $    3,860,755
  2,400    Luzerne Cnty, PA Indl Dev Auth First Mtg Gross
           Rev Rfdg.......................................  7.875    12/01/13        2,443,176
  2,500    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
           Ctr............................................  6.000    01/01/43        2,522,050
  2,500    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr (b)........................  6.625    07/01/19          501,025
  2,000    Montgomery Cnty, PA Higher Ed & Temple
           Continuing Care Ctr (b)........................  6.750    07/01/29          400,680
  7,000    Montgomery Cnty, PA Higher Edl & Hlth Auth Hosp
           Rev Abington Mem Hosp Ser A....................  5.125    06/01/32        6,886,600
  2,200    Montgomery Cnty, PA Indl Dev Auth Retirement
           Cmnty Rev GDL Farms Corp Proj Rfdg.............  6.500    01/01/20        2,123,374
  2,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Proj Ser A Rfdg.............  6.000    12/01/10        1,999,980
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Proj Ser A Rfdg.............  6.250    12/01/17          937,950
    500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Rfdg........................  7.000    12/01/10          517,040
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Rfdg........................  7.250    12/01/15        1,519,665
  4,000    Montgomery Cnty, PA Indl Dev Auth Rev First Mtg
           The Meadowood Corp Rfdg........................  7.400    12/01/20        4,046,720
  3,400    Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare
           Adv Geriatric Ser A............................  8.375    07/01/23        3,155,642
  2,660    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy.............................  7.750    09/01/14        2,678,434
  1,815    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy.............................  7.750    09/01/24        1,761,929
  1,600    Mount Lebanon, PA Hosp Auth Saint Clair Mem
           Hosp Ser A.....................................  5.625    07/01/32        1,624,944
  2,385    Northeastern PA Hosp & Ed Auth Hlthcare Rev....  7.125    10/01/29        2,305,603
  2,900    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A..............................  6.125    11/01/21        2,884,253
  2,755    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A..............................  6.250    11/01/31        2,746,156
  3,000    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Amtrak Proj Ser A..............................  6.375    11/01/41        3,014,340
  2,650    Pennsylvania Econ Dev Fin Auth Exempt Fav Rev
           Amtrak Proj Ser A..............................  6.500    11/01/16        2,749,773
  2,230    Pennsylvania Econ Dev Fin Northwestern Human
           Svc Ser A......................................  5.250    06/01/28        1,618,400
  2,500    Pennsylvania St Higher Ed Fac Auth Rev La Salle
           Univ...........................................  5.250    05/01/23        2,506,350

 48                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 5,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle
           Univ...........................................  5.500%   05/01/34   $    5,069,900
    985    Pennsylvania St Higher Ed Student Assn Inc Proj
           Ser A..........................................  6.750    09/01/32        1,022,686
  1,565    Pennsylvania St Higher Edl UPMC Hlth Sys Ser
           A..............................................  6.000    01/15/31        1,639,118
  2,600    Philadelphia, PA Auth for Indl Dev Baptist Home
           of Philadelphia Ser A..........................  5.500    11/15/18        2,375,802
  5,250    Philadelphia, PA Auth for Indl Dev Baptist Home
           of Philadelphia Ser A..........................  5.600    11/15/28        4,580,520
  2,500    Philadelphia, PA Auth for Indl Pauls Run Ser
           A..............................................  5.875    05/15/28        2,383,200
  1,090    Philadelphia, PA Auth Indl Dev Cathedral Vlg
           Proj Ser A.....................................  6.750    04/01/23        1,081,389
  1,500    Philadelphia, PA Auth Indl Dev Cathedral Vlg
           Proj Ser A.....................................  6.875    04/01/34        1,493,370
  8,500    Philadelphia, PA Auth Indl Dev Rev Coml Dev
           Rfdg...........................................  7.750    12/01/17        8,635,065
    855    Philadelphia, PA Gas Wks Rev Third Ser S (FSA
           Insd)..........................................  5.125    08/01/31          879,684
  3,985    Philadelphia, PA Hosp & Higher Chestnut Hill
           Hosp...........................................  6.500    11/15/22        3,975,835
  2,180    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
           Rev Rfdg.......................................  6.500    07/01/27        2,162,691
  4,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
           Centralized Comp Human Svcs A..................  7.250    01/01/21        4,041,160
  2,495    Philadelphia, PA Hosp & Higher Ed Temple Univ
           Hosp...........................................  5.500    11/15/15        2,403,733
  2,000    Philadelphia, PA Hosp & Higher Ed Temple Univ
           Hosp Ser A.....................................  6.625    11/15/23        2,002,720
  1,000    Scranton Lackawanna, PA Hlth & Welfare Auth Rev
           Moses Taylor Hosp Proj.........................  5.650    07/01/05          728,340
  1,305    Scranton Lackawanna, PA Hlth & Welfare Auth Rev
           Moses Taylor Hosp Proj.........................  6.200    07/01/17          819,005
  4,245    Scranton Lackawanna, PA Hlth & Welfare Auth Rev
           Moses Taylor Hosp Proj.........................  6.250    07/01/20        2,579,559
  2,000    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg....................  7.125    01/15/13        1,970,200
  1,465    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg....................  7.250    01/15/17        1,434,543
  3,100    Scranton-Lackawanna, PA Hlth & Welfare Auth Rev
           Marian Cmnty Hosp Proj Rfdg....................  7.350    01/15/22        3,023,988
    250    Warren Cnty, PA Indl Dev Auth Beverly
           Enterprises Rfdg...............................  9.000    11/01/12          252,835

See Notes to Financial Statements                                             49

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 3,600    Westmoreland Cnty, PA Indl Dev Auth Rev
           Hlthcare Fac Redstone Rfdg.....................  5.850%   11/15/29   $    3,246,048
  2,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
           Redstone Ser B.................................  8.000    11/15/23        2,701,450
  2,980    Wilkinsburg, PA Muni Auth Hlth Fac Rev
           Monroeville Christian Ser A....................  8.250    03/01/27        2,904,368
                                                                                --------------
                                                                                   285,940,681
                                                                                --------------
           RHODE ISLAND  0.3%
  2,000    Rhode Island St Econ Dev Corp Rev Oblig
           Providence Place...............................  7.250    07/01/20        1,952,420
  7,310    Rhode Island St Hlth & Ed Bldg Hosp Fin
           Lifespan Oblig Group...........................  6.500    08/15/32        7,492,092
  1,500    Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg
           Ser A..........................................  6.875    05/01/22        1,505,415
                                                                                --------------
                                                                                    10,949,927
                                                                                --------------
           SOUTH CAROLINA  1.4%
  2,150    Loris, SC Cmnty Hosp Dist Hosp Rev Ser B.......  5.625    01/01/29        2,036,652
  1,915    Medical Univ SC Hosp Auth Ser A Rfdg...........  6.250    08/15/22        2,012,512
  1,700    Medical Univ SC Hosp Auth Ser A Rfdg...........  6.375    08/15/27        1,775,990
  7,000    Richland Cnty, SC Environmental Impt Rev Intl
           Paper..........................................  6.100    04/01/23        7,389,480
  5,050    South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Bon Secours Hlth Sys Inc Ser A.................  5.625    11/15/30        5,131,558
    618    South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Westminster Presbyterian Ctr...................  6.750    11/15/10          696,356
    500    South Carolina Jobs Econ Dev Auth Econ Dev Rev
           Westminster Presbyterian Ctr...................  7.500    11/15/20          553,010
  1,200    South Carolina Jobs Econ Dev Auth Hlth Fav Rev
           First Mtg Lutheran Homes Rfdg..................  5.650    05/01/18        1,056,660
  5,000    South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Impt Palmetto Hlth Alliance Ser A Rfdg.........  6.125    08/01/23        5,101,850
  9,900    South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Impt Palmetto Hlth Alliance Ser A Rfdg.........  6.250    08/01/31       10,140,669
  4,500    South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Impt Palmetto Hlth Alliance Ser C Rfdg.........  6.375    08/01/34        4,652,730
  5,500    South Carolina Jobs Econ Dev First Mtg Lutheran
           Homes..........................................  6.625    05/01/20        5,300,130
  2,250    South Carolina Jobs Econ Dev First Mtg Lutheran
           Homes Rfdg.....................................  5.700    05/01/26        1,899,000
  3,000    South Carolina Jobs Econ Dev First Mtg Westley
           Commons Proj...................................  7.750    10/01/24        2,789,730

 50                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           SOUTH CAROLINA (CONTINUED)
$ 1,250    South Carolina Jobs Econ Dev Impt Palmetto Hlth
           Alliance Ser A (Prerefunded @ 12/15/10)........  7.125%   12/15/15   $    1,574,500
  2,000    South Carolina Jobs Econ Dev Impt Palmetto Hlth
           Alliance Ser A (Prerefunded @ 12/15/10)........  7.375    12/15/21        2,550,500
                                                                                --------------
                                                                                    54,661,327
                                                                                --------------
           SOUTH DAKOTA 0.4%
  3,750    Minnehaha Cnty, SD Hlth Fac Bethany Lutheran
           Home Proj Ser A................................  7.000    12/01/35        3,657,525
  3,600    Mobridge, SD Hlthcare Fac Rev Mobridge Regl
           Hosp Proj......................................  6.500    12/01/22        3,255,192
  1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
           Proj Ser A.....................................  6.625    11/15/23        1,735,983
  3,250    Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg
           Proj Ser A.....................................  6.750    11/15/33        3,225,918
  1,000    South Dakota St Hlth & Ed Fac Auth Rev Huron
           Regl Med Ctr...................................  7.250    04/01/20        1,029,720
  1,600    Winner, SD Econ Dev Rev Winner Regl Hlthcare
           Ctr Rfdg.......................................  6.000    04/01/28        1,330,032
                                                                                --------------
                                                                                    14,234,370
                                                                                --------------
           TENNESSEE  1.5%
  4,515    Chattanooga, TN Indl Dev Brd Indl Rev Dev Mkt
           Street Proj Rfdg...............................  7.000    12/15/12        2,709,090
    940    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Warehouse Row Ltd Proj Rfdg....................  7.000    12/15/12          564,019
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser
           B Impt & Rfdg..................................  8.000    07/01/33        1,127,200
  5,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Hlth Ser A Rfdg...........  7.500    07/01/25        5,461,750
  6,000    Johnson City, TN Hlth & Ed First Mtg Mtn States
           Hlth Ser A Rfdg................................  7.500    07/01/33        6,527,700
  7,000    Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac
           Rev Baptist Hlth Sys East TN...................  6.500    04/15/31        7,255,290
  2,700    Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN
           Hosp Ser B Rfdg................................  5.750    07/01/33        2,742,606
  1,500    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg..................  5.650    07/01/16        1,443,090
  4,850    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg..................  5.650    07/01/24        4,378,241
  5,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev
           Drivers Ser 254 (a) (e)........................ 10.880    09/01/21        6,011,450
    375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A.................  6.250    11/15/16          356,411
  7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A.................  6.375    11/15/25        6,385,190

See Notes to Financial Statements                                             51

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           TENNESSEE (CONTINUED)
$ 4,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hosp Wellmont Hlth Sys Proj....................  6.250%   09/01/32   $    4,664,070
  1,905    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj.........................  7.500    01/01/18        1,818,970
  4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj.........................  7.750    01/01/29        3,789,740
  1,120    Tennessee Hsg Dev Agy Ser 2001 3B..............  5.350    07/01/32        1,155,370
                                                                                --------------
                                                                                    56,390,187
                                                                                --------------
           TEXAS  7.1%
  1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin L P
           Proj...........................................  7.250    01/01/25        1,751,825
    495    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
           Dev LLC Proj Ser A.............................  6.250    10/01/08          478,348
  3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly Port
           Dev LLC Proj Ser A.............................  6.500    10/01/23        3,377,266
  2,000    Abilene, TX Hlth Fac Dev Corp Retirement Fac
           Rev Sears Methodist Retirement Ser A...........  6.750    11/15/28        2,027,180
  5,000    Abilene, TX Hlth Fac Dev Corp Retirement Fac
           Rev Sears Methodist Retirement Ser A...........  7.000    11/15/33        5,151,000
  1,000    Alliance Arpt Auth Inc TX Spl Amern Airl Inc
           Proj...........................................  7.500    12/01/29          663,120
  1,700    Atlanta, TX Hosp Auth Fac Rev..................  6.750    08/01/29        1,608,914
  1,000    Austin, TX Conv Enterprised Inc First Tier Ser
           A..............................................  6.700    01/01/28        1,060,290
  2,000    Austin-Bergstorm Landhost Enterprises Inc TX
           Arpt Hotel Sr Ser A............................  6.750    04/01/27        1,685,040
  3,910    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev...................................  7.600    12/01/17        2,547,130
    750    Bexar Cnty, TX Hlth Fac Dev Corp Army
           Retirement Residence Proj......................  6.125    07/01/22          781,980
  1,000    Bexar Cnty, TX Hlth Fac Dev Corp Army
           Retirement Residence Proj......................  6.300    07/01/32        1,043,720
  3,400    Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg
           Rev Woodland Ridge Apt Proj Ser A..............  7.000    01/01/39        3,325,880
  2,000    Brazos River Auth TX Pollutn Ctl Rev Adj TXU
           Elec Co Proj Ser C Rfdg........................  5.750    05/01/36        2,101,740
  9,500    Brazos River Auth TX Pollutn Ctl Rev TXU Energy
           Co Proj Ser B Rfdg.............................  6.300    07/01/32        9,634,900
  1,480    Brazos River Auth TX Rev Reliant Energy Inc
           Proj Ser A Rfdg................................  5.375    04/01/19        1,408,605
  5,000    Brazos River Auth, TX Pollutn Ctl Rev TXU
           Energy Co Llc Proj Ser A Rfdg..................  6.750    04/01/38        5,503,150
 10,000    Brazos River Auth, TX Pollutn TX Util Co Ser
           A..............................................  7.700    04/01/33       11,247,200

 52                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$ 2,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A.........................  6.125%   02/01/22   $    2,050,560
  3,000    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
           McKenna Mem Proj Ser A.........................  6.250    02/01/32        3,057,300
  6,000    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg.......  7.250    04/01/32        6,090,540
  5,080    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Amern Airl Inc.............................  7.250    11/01/30        3,279,496
    540    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Amern Airl Inc (GTY AGMT: American
           Airlines)......................................  6.375    05/01/35          343,235
  1,575    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Delta Airl Inc.............................  7.625    11/01/21        1,470,341
  1,270    Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp
           Rev Delta Airl Inc.............................  7.125    11/01/26        1,147,851
  1,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (FGIC Insd)....................................  6.000    11/01/28        1,112,120
  3,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (FGIC Insd)....................................  6.000    11/01/32        3,347,610
 12,000    Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A
           (FSA Insd).....................................  5.000    11/01/35       12,005,280
  5,000    Dallas-Fort Worth, TX Intl Arpt Ser A (AMBAC
           Insd)..........................................  5.000    11/01/32        5,025,850
  2,000    Grapevine, TX Indl Dev Corp Rev Sr Air Cargo...  6.500    01/01/24        2,053,940
  3,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A....................  6.375    10/01/21        3,146,250
  2,000    Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good
           Shepherd Med Ctr Proj Ser A....................  6.500    10/01/29        2,083,640
  5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers
           Ser 223 (a) (e)................................  9.855    02/15/17        6,210,376
  2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A.................................  6.375    06/01/29        2,145,900
  2,000    Harris Cnty, TX Indl Dev Corp Continental Airl
           Proj Rfdg (a)..................................  5.375    07/01/19        1,507,640
  4,750    Harris Cnty-Houston, TX Sports Auth Spl Rev Jr
           Lien Ser B Rfdg (MBIA Insd)....................  5.250    11/15/40        4,898,248
 10,095    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
           Proj...........................................  6.875    08/15/26        9,923,991
  4,075    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser B.....................................  6.125    07/15/17        3,551,077
  6,375    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser C.....................................  6.125    07/15/27        5,218,001
  2,075    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser C.....................................  5.700    07/15/29        1,545,605
  7,000    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser E.....................................  6.750    07/01/21        6,320,160

See Notes to Financial Statements                                             53

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$24,925    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser E.....................................  6.750%   07/01/29   $   22,065,604
  9,000    Houston, TX Arpt Sys Rev Spl Fac Continental
           Airl Ser E.....................................  7.000    07/01/29        8,299,260
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC
           Insd)..........................................  5.000    07/01/28        1,007,130
  4,000    Houston, TX Indl Dev Corp Rev Sr Air Cargo.....  6.375    01/01/23        4,067,240
  4,000    Lower Colo Riv Auth Tex Rev Impt Rfdg (AMBAC
           Insd)..........................................  5.000    05/15/33        4,055,640
  1,000    Lower Colo Riv Auth TX Transmission Contract
           Rev LCRA Transn Svcs Corp Proj Ser C (AMBAC
           Insd)..........................................  5.000    05/15/33        1,013,910
  3,370    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A............................  6.500    07/01/19        2,561,200
  1,500    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
           Carillon Proj Ser A............................  6.500    07/01/29        1,140,000
  2,000    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
           Hlth Sys of East TX............................  5.700    02/15/28        1,738,200
  2,920    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
           Hlth Sys of East TX Rfdg.......................  6.875    02/15/26        2,942,017
  8,945    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
           Meadow Parc Apt Proj...........................  6.500    12/01/30        8,263,659
  1,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
           Christian Care Ctr Ser A.......................  7.625    02/15/28        1,041,140
  4,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
           Christian Ser A................................  6.400    02/15/20        3,870,800
  1,000    Metro Hlth Fac Dev Corp TX Wilson N Jones Mem
           Hosp Proj......................................  6.625    01/01/11          981,410
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj............................  7.250    01/01/31        2,328,950
  2,880    Midlothian, TX Dev Auth Tax....................  6.700    11/15/23        2,938,579
  2,000    Midlothian, TX Dev Auth Tax....................  7.875    11/15/26        2,212,280
  1,530    North Cent, TX Hlth Fac Dev Corp Rev Hlth Fac C
           C Young Mem Proj...............................  6.300    02/15/15        1,492,194
  2,250    North Cent, TX Hlth Fac Dev Corp Rev Hlth Fac C
           C Young Mem Proj...............................  6.375    02/15/20        2,148,998
  5,000    North TX Hlth Fac Dev Corp Hosp Rev Utd Regl
           Hlth Care Sys Inc Proj.........................  5.500    09/01/28        4,877,400
  3,885    Orange, TX Hsg Dev Corp Multi-Family Rev Hsg
           Vlg at Pine Hallow.............................  8.000    03/01/28        3,905,785
  2,865    Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson
           Mem Hosp Proj Rfdg.............................  7.750    04/01/13        2,878,609
  2,000    Sabine River Auth TX Pollutn Ctl Rev TX Elec
           Proj Ser A Rfdg................................  6.450    06/01/21        2,068,880

 54                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           TEXAS (CONTINUED)
$   500    San Antonio, TX Hlth Fac Dev Corp Rev Encore
           Nursing Ctr Part...............................  8.250%   12/01/19   $      506,590
  2,000    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
           Rev Beverly Oaks Apt Proj Ser A................  7.750    02/01/27        1,963,820
  1,875    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
           Rev Marbach Manor Apt Proj Ser A...............  8.125    06/01/27        1,892,831
  1,401    Texas Genl Svcs Cmnty Part Interests Office
           Bldg & Land Acquisition Proj...................  7.000    08/01/24        1,420,807
    995    Texas St Dept Hsg & Cmnty Affairs Single Family
           Rev Mtg Ser A (MBIA Insd)......................  5.500    03/01/26        1,028,243
  1,000    Texas St Dept Hsg & Cmnty Affairs Single Family
           Rev Mtg Ser A (MBIA Insd)......................  5.550    03/01/34        1,033,750
  2,375    Texas St Student Hsg Corp MSU Proj Midwestern
           St Univ........................................  6.500    09/01/34        2,335,908
 10,560    Texas St Wtr Fin Assistance Ser A..............  5.125    08/01/42       10,602,451
  3,000    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
           Hosp...........................................  6.000    07/01/29        3,033,480
  1,000    Tyler, TX Hlth Fac Dev Corp Mother Frances
           Hosp...........................................  5.750    07/01/33          993,610
  8,400    Wichita Cnty,TX Hlth Fac Rolling Meadows Fac
           Ser A Rfdg.....................................  6.250    01/01/28        8,061,732
  4,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj...........................................  7.500    12/01/29        4,434,210
                                                                                --------------
                                                                                   268,138,616
                                                                                --------------
           UTAH  0.5%
  3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist No
           2000-1.........................................  8.250    02/01/21        3,101,490
    500    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (b)............................................  7.600    09/01/06          185,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (b)............................................  7.800    09/01/15          370,000
 10,600    Mountain Regl Wtr Spl Svc Dist Utah Spl Impt
           Dist No 2002-1.................................  7.000    12/01/18       10,383,548
  4,285    South Jordan, UT Spl Assmt Spl Impt Dist No 99
           1..............................................  6.875    11/01/17        4,290,442
  2,500    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser
           A..............................................  6.875    07/01/27        2,359,650
                                                                                --------------
                                                                                    20,690,130
                                                                                --------------
           VERMONT  0.5%
  1,155    Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
           Proj Ser B.....................................  6.750    03/01/24        1,128,701
  3,720    Vermont Econ Dev Auth Rev Mtg Wake Robin Corp
           Proj Ser B.....................................  6.750    03/01/29        3,614,240

See Notes to Financial Statements                                             55

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           VERMONT (CONTINUED)
$ 1,290    Vermont Ed & Hlth Bldg Fin Agy Rev
           Developmental & Mental Hlth Ser A..............  6.375%   06/15/22   $    1,334,518
  2,170    Vermont Ed & Hlth Bldg Fin Agy Rev
           Developmental & Mental Hlth Ser A..............  6.500    06/15/32        2,229,111
  3,000    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac
           Copley Manor Proj (b)..........................  6.250    04/01/29        1,330,920
    475    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A..........................  6.000    12/15/09          526,001
  1,930    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A..........................  6.125    12/15/14        2,069,790
  1,325    Vermont Ed & Hlth Bldg Fin Agy Rev VT Council
           Dev Mental Hlth Ser A..........................  6.250    12/15/19        1,388,070
  1,930    Vermont Ed & Hlth Bldg Fin Bennington College
           Proj...........................................  6.500    10/01/14        1,975,336
  4,130    Vermont Ed & Hlth Bldg Fin Bennington College
           Proj...........................................  6.625    10/01/29        4,163,247
                                                                                --------------
                                                                                    19,759,934
                                                                                --------------
           VIRGINIA  2.4%
  2,000    Albemarle Cnty, VA Indl Dev Auto Residential
           Care Fac Ser A.................................  6.200    01/01/31        2,026,240
  2,955    Alexandria, VA Indl Dev Auth Rev Saint Coletta
           Sch Proj.......................................  7.750    10/15/26        2,996,340
    220    Alexandria, VA Indl Dev Auth Rev Saint Coletta
           Sch Proj.......................................  7.750    10/15/26          222,097
  2,635    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A...  6.750    03/01/22        2,639,453
  3,845    Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B...  7.000    03/01/32        3,865,340
 10,000    Broad Str Cmnty Dev Auth VA....................  7.500    06/01/33        9,796,600
  1,463    Celebrate, VA North Cmnty Dev Auth Spl Assmt
           Rev Celebrate VA North Proj Ser B (d)..........  6.600    03/01/25        1,464,624
  8,000    Celebrate, VA North Cmnty Dev Auth Spl Assmt
           Rev Celebrate VA North Proj Ser B (d)..........  6.750    03/01/34        8,008,800
  4,000    Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser
           A..............................................  5.875    06/01/17        4,310,040
  1,000    Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr
           Proj...........................................  6.250    03/01/26        1,001,160
  2,570    Fairfax Cnty, VA Redev & Hsg Auth Multi-Family
           Hsg Rev........................................  7.600    10/01/36        2,754,552
    265    Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
           Wheeling Steel Proj Ser A......................  6.375    04/01/04          179,538
    800    Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
           Wheeling Steel Proj Ser A......................  7.000    04/01/14          542,000

 56                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           VIRGINIA (CONTINUED)
$ 3,050    Hampton, VA Redev & Hsg Auth Rev First Mtg Olde
           Hampton Ser A Rfdg.............................  6.500%   07/01/16   $    2,871,789
  3,000    Henrico Cnty, VA Econ Dev Auth Residential Care
           Fac Rev Utd Methodist Ser A....................  6.700    06/01/27        2,997,510
  4,000    Henrico Cnty, VA Econ Dev Auth Residential Care
           Fac Rev Utd Methodist Ser A Rfdg...............  6.500    06/01/22        3,955,040
  1,500    Hopewell, VA Indl Dev Auth Res Recovery Rev
           Stone Container Corp Proj Rfdg.................  8.250    06/01/16        1,530,240
  7,200    Isle Wight Cnty, VA Indl Dev Auth Environment
           Impt Rev Ser A.................................  5.700    11/01/27        7,292,160
  1,200    James City Cnty, VA Indl Dev Auth Residential
           Care Fac Rev First Mtg Williamsburg Ser A
           Rfdg...........................................  6.000    03/01/23        1,210,464
  3,000    James City Cnty, VA Indl Dev Auth Residential
           Care Fac Rev First Mtg Williamsburg Ser A
           Rfdg...........................................  6.125    03/01/32        3,029,190
  1,000    Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr
           Ser A..........................................  6.100    06/01/32        1,024,110
  7,000    Peninsula Port Auth VA Residential Care Fac Rev
           VA Baptist Homes Ser A.........................  7.375    12/01/23        7,252,770
 10,500    Peninsula Port Auth VA Residential Care Fac Rev
           VA Baptist Homes Ser A.........................  7.375    12/01/32       10,802,715
  1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev Exempt
           Fac Ser A (a)..................................  7.450    01/01/09          989,690
  5,715    Richmond, VA Redev & Hsg Auth Multi-Family Rev
           Ser A Rfdg (Variable Rate Coupon)..............  8.750    12/15/21        5,748,719
    665    Virginia Small Business Fin Indl Dev SIL Clean
           Wtr Proj.......................................  7.250    11/01/09          666,589
  1,700    Virginia Small Business Fin Indl Dev SIL Clean
           Wtr Proj.......................................  7.250    11/01/24        1,682,201
                                                                                --------------
                                                                                    90,859,971
                                                                                --------------
           WASHINGTON  0.8%
  2,000    Kennewick, WA Pub Hosp Dist Impt & Rfdg........  6.300    01/01/25        1,938,680
    600    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
           Vly Hosp.......................................  7.000    12/01/11          623,358
    400    King Cnty, WA Pub Hosp Dist No 004 Snoqualmie
           Vly Hosp.......................................  7.250    12/01/15          413,336
  4,890    King Cnty, WA Swr Ser A Rfdg (FGIC Insd).......  5.000    01/01/35        4,954,890
    800    Port Seattle, WA Spl Fac Rev Northwest Airl
           Proj...........................................  7.125    04/01/20          750,480
 21,400    Port Seattle, WA Spl Fac Rev Northwest Airl
           Proj...........................................  7.250    04/01/30       20,456,046
    235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood Homes
           Proj (a).......................................  6.000    01/01/28          225,323

See Notes to Financial Statements                                             57

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           WASHINGTON (CONTINUED)
$   500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood Homes
           Proj (a).......................................  6.000%   02/01/28   $      479,360
  1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood Homes
           Proj (a).......................................  6.000    03/01/28          958,650
                                                                                --------------
                                                                                    30,800,123
                                                                                --------------
           WEST VIRGINIA  0.0%
  1,250    Randolph Cnty, WV Bldg Commn Rev Crossover
           Elkins Regl Proj Rfdg..........................  6.125    07/01/23        1,098,075
                                                                                --------------

           WISCONSIN  2.6%
  4,180    Baldwin, WI Hosp Rev Mtg Ser A.................  6.375    12/01/28        4,177,367
  3,750    Hudson, WI Fac Hlthcare Rev Christian Cmnty
           Home Inc Proj..................................  6.500    04/01/33        3,683,100
  2,775    Milwaukee, WI Rev Sub Air Cargo................  7.500    01/01/25        2,778,330
  6,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare.......................................  6.400    04/15/33        6,273,480
  6,725    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
           Hlthcare Inc Ser A.............................  5.600    02/15/29        6,551,630
  4,750    Wisconsin St Hlth & Ed Fac Auth Rev Clement
           Manor Rfdg.....................................  5.750    08/15/24        3,912,338
  3,750    Wisconsin St Hlth & Ed Fac Auth Rev Froedert &
           Cmnty Hlth Oblig...............................  5.375    10/01/30        3,773,325
    240    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)...........................  7.200    11/01/05          254,261
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)...........................  7.875    11/01/22        2,149,540
  3,000    Wisconsin St Hlth & Ed Fac Auth Rev Hlthcare
           Dev Inc Proj...................................  6.250    11/15/20        3,179,400
  2,485    Wisconsin St Hlth & Ed Fac Auth Rev Middleton
           Glen Inc Proj..................................  5.750    10/01/28        2,179,817
  5,000    Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee
           Catholic Home Inc Proj.........................  7.500    07/01/26        5,032,100
  7,140    Wisconsin St Hlth & Ed Fac Auth Rev Natl
           Regency of New Berlin Proj.....................  8.000    08/15/25        7,371,907
  2,750    Wisconsin St Hlth & Ed Fac Auth Rev New Castle
           Pl Proj Ser A..................................  7.000    12/01/31        2,758,525
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
           Proj Ser A.....................................  7.000    08/15/19        2,036,340
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg
           Proj Ser A.....................................  7.625    08/15/30        1,296,863
  1,115    Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj........................  5.750    10/01/18        1,031,230
    360    Wisconsin St Hlth & Ed Fac Auth Rev Spl Term
           Middleton Glen Inc Proj........................  5.900    10/01/28          322,232

 58                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           WISCONSIN (CONTINUED)
$ 1,200    Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
           Hosp Inc Proj..................................  6.500%   07/01/23   $    1,175,088
  1,000    Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem
           Hosp Inc Proj..................................  6.625    07/01/28          981,610
  8,800    Wisconsin St Hlth & Ed Fac Auth Rev Wheaton
           Franciscan Svcs Ser A..........................  5.125    08/15/33        8,641,160
  1,250    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
           Proj...........................................  7.125    01/15/22        1,247,963
  2,355    Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc
           Proj...........................................  7.250    01/15/33        2,335,242
  2,380    Wisconsin St Hlth & Ed Fac Divine Savior
           Hlthcare Ser C.................................  7.500    05/01/32        2,379,786
  8,000    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc
           Proj...........................................  6.250    11/15/28        8,361,280
  4,500    Wisconsin St Hlth & Ed Fac Saint Johns Home &
           Sunrise Care...................................  5.625    12/15/22        4,253,715
  4,000    Wisconsin St Hlth & Ed Fac Synergy Hlth Inc....  6.000    11/15/23        4,080,480
  5,800    Wisconsin St Hlth & Ed Fac Synergy Hlth Inc....  6.000    11/15/32        5,856,608
  2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for
           the Aging......................................  5.700    03/01/28        2,304,445
                                                                                --------------
                                                                                   100,379,162
                                                                                --------------
           WYOMING  0.1%
  2,100    Teton Cnty, WY Hosp Dist Hosp Rst Johns Med
           Ctr............................................  6.750    12/01/22        2,112,852
                                                                                --------------

           PUERTO RICO  0.4%
  9,500    Puerto Rico Comwlth Hwy Ser G..................  5.000    07/01/42        9,544,840
  5,000    Puerto Rico Indl Tourist Ed & Tran Mem
           Mennonite Gen Hosp Proj Ser A..................  6.500    07/01/26        4,419,800
                                                                                --------------
                                                                                    13,964,640
                                                                                --------------
TOTAL MUNICIPAL BONDS  98.3%.................................................    3,726,390,680
                                                                                --------------

See Notes to Financial Statements                                             59

YOUR FUND'S INVESTMENTS

November 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
           TAXABLE NOTE  0.0%
$    35    Roxborough Mem Hosp............................  7.250%   12/31/07   $       35,000
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  98.3%
  (Cost $3,720,517,844)......................................................    3,726,425,680
SHORT-TERM INVESTMENTS  0.4%
  (Cost $14,730,000).........................................................       14,730,000
                                                                                --------------

TOTAL INVESTMENTS  98.7%
  (Cost $3,735,247,844)......................................................    3,741,155,680
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%..................................       50,518,723
                                                                                --------------

NET ASSETS  100.0%...........................................................   $3,791,674,403
                                                                                ==============

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Non-income producing security.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) Payment-in-kind security.

 60                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             61

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
November 30, 2003

ASSETS:
Total Investments (Cost $3,735,247,844).....................  $3,741,155,680
Cash........................................................         282,211
Receivables:
  Interest..................................................      74,913,535
  Fund Shares Sold..........................................      47,612,659
  Investments Sold..........................................       4,254,049
Other.......................................................         196,859
                                                              --------------
    Total Assets............................................   3,868,414,993
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      59,528,500
  Income Distributions......................................       6,336,497
  Fund Shares Repurchased...................................       6,164,556
  Distributor and Affiliates................................       2,502,360
  Investment Advisory Fee...................................       1,545,592
Accrued Expenses............................................         461,025
Trustees' Deferred Compensation and Retirement Plans........         202,060
                                                              --------------
    Total Liabilities.......................................      76,740,590
                                                              --------------
NET ASSETS..................................................  $3,791,674,403
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $3,860,089,086
Net Unrealized Appreciation.................................       5,907,836
Accumulated Undistributed Net Investment Income.............         453,853
Accumulated Net Realized Loss...............................     (74,776,372)
                                                              --------------
NET ASSETS..................................................  $3,791,674,403
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $2,437,792,614 and 231,031,436 shares of
    beneficial interest issued and outstanding).............  $        10.55
    Maximum sales charge (4.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $        11.08
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $748,391,830 and 70,931,127 shares of
    beneficial interest issued and outstanding).............  $        10.55
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $605,489,959 and 57,446,111 shares of
    beneficial interest issued and outstanding).............  $        10.54
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 62                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended November 30, 2003

INVESTMENT INCOME:
Interest....................................................  $203,011,153
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $4,680,951, $6,305,431 and $4,038,282,
  respectively).............................................    15,024,664
Investment Advisory Fee.....................................    14,983,759
Legal.......................................................       854,721
Custody.....................................................       225,708
Trustees' Fees and Related Expenses.........................        44,259
Other.......................................................     2,718,814
                                                              ------------
    Total Expenses..........................................    33,851,925
    Less Credits Earned on Cash Balances....................        14,736
                                                              ------------
    Net Expenses............................................    33,837,189
                                                              ------------
NET INVESTMENT INCOME.......................................  $169,173,964
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(28,659,813)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (79,867,181)
  End of the Period.........................................     5,907,836
                                                              ------------
Net Unrealized Appreciation During the Period...............    85,775,017
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 57,115,204
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $226,289,168
                                                              ============

See Notes to Financial Statements                                             63

Statements of Changes in Net Assets

                                                           YEAR ENDED          YEAR ENDED
                                                        NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $  169,173,964      $  122,481,570
Net Realized Loss.....................................      (28,659,813)        (28,821,958)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       85,775,017         (21,081,903)
                                                         --------------      --------------
Change in Net Assets from Operations..................      226,289,168          72,577,709
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................     (114,294,276)        (83,893,736)
  Class B Shares......................................      (33,660,856)        (25,024,232)
  Class C Shares......................................      (21,538,964)        (11,939,074)
                                                         --------------      --------------
Total Distributions...................................     (169,494,096)       (120,857,042)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       56,795,072         (48,279,333)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    1,884,890,663         798,031,957
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      106,623,022          63,611,102
Cost of Shares Repurchased............................     (592,540,159)       (389,924,266)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....    1,398,973,526         471,718,793
                                                         --------------      --------------
TOTAL INCREASE IN NET ASSETS..........................    1,455,768,598         423,439,460
NET ASSETS:
Beginning of the Period...............................    2,335,905,805       1,912,466,345
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $453,853 and $828,723,
  respectively).......................................   $3,791,674,403      $2,335,905,805
                                                         ==============      ==============

 64                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED NOVEMBER 30,
CLASS A SHARES                            ----------------------------------------------------
                                            2003      2002 (a)      2001       2000      1999
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $  10.35    $  10.58    $  10.56    $10.96    $11.66
                                          --------    --------    --------    ------    ------
  Net Investment Income.................       .64         .65         .65       .67       .69
  Net Realized and Unrealized
    Gain/Loss...........................       .20        (.24)        .03      (.40)     (.72)
                                          --------    --------    --------    ------    ------
Total from Investment Operations........       .84         .41         .68       .27      (.03)
Less Distributions from Net Investment
  Income................................       .64         .64         .66       .67       .67
                                          --------    --------    --------    ------    ------
NET ASSET VALUE, END OF THE PERIOD......  $  10.55    $  10.35    $  10.58    $10.56    $10.96
                                          ========    ========    ========    ======    ======

Total Return (b)........................     8.34%       3.95%       6.62%     2.60%     -.37%
Net Assets at End of the Period (In
  millions).............................  $2,437.8    $1,525.2    $1,283.9    $995.0    $970.0
Ratio of Expenses to Average Net
  Assets................................      .90%        .89%        .90%      .91%      .90%
Ratio of Net Investment Income to
  Average Net Assets....................     6.08%       6.15%       6.07%     6.28%     6.03%
Portfolio Turnover......................       15%         15%         15%       19%       22%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

See Notes to Financial Statements                                             65

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED NOVEMBER 30,
CLASS B SHARES                                 ------------------------------------------------
                                                2003     2002 (a)     2001      2000      1999
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.35     $10.58     $10.55    $10.95    $11.66
                                               ------     ------     ------    ------    ------
  Net Investment Income......................     .56        .57        .57       .59       .61
  Net Realized and Unrealized Gain/Loss......     .20       (.24)       .04      (.40)     (.73)
                                               ------     ------     ------    ------    ------
Total from Investment Operations.............     .76        .33        .61       .19      (.12)
Less Distributions from Net Investment
  Income.....................................     .56        .56        .58       .59       .59
                                               ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.55     $10.35     $10.58    $10.55    $10.95
                                               ======     ======     ======    ======    ======

Total Return (b).............................   7.52%      3.16%      5.89%     1.80%    -1.11%
Net Assets at End of the Period (In
  millions)..................................  $748.4     $527.2     $443.5    $365.4    $416.2
Ratio of Expenses to Average Net Assets......   1.65%      1.64%      1.65%     1.66%     1.66%
Ratio of Net Investment Income to Average Net
  Assets.....................................   5.34%      5.40%      5.32%     5.52%     5.27%
Portfolio Turnover...........................     15%        15%        15%       19%       22%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 66                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED NOVEMBER 30,
CLASS C SHARES                                 ------------------------------------------------
                                                2003     2002 (a)     2001      2000      1999
                                               ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.34     $10.57     $10.54    $10.93    $11.65
                                               ------     ------     ------    ------    ------
  Net Investment Income......................     .56        .57        .57       .59       .59
  Net Realized and Unrealized Gain/Loss......     .20       (.24)       .04      (.39)     (.72)
                                               ------     ------     ------    ------    ------
Total from Investment Operations.............     .76        .33        .61       .20      (.13)
Less Distributions from Net Investment
  Income.....................................     .56        .56        .58       .59       .59
                                               ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.54     $10.34     $10.57    $10.54    $10.93
                                               ======     ======     ======    ======    ======

Total Return (b).............................   7.52%      3.26%      5.80%     1.90%    -1.20%
Net Assets at End of the Period (In
  millions)..................................  $605.5     $283.5     $185.1    $128.6    $125.2
Ratio of Expenses to Average Net Assets......   1.65%      1.64%      1.65%     1.66%     1.65%
Ratio of Net Investment Income to Average Net
  Assets.....................................   5.34%(c)   5.34%      5.32%     5.52%     5.27%
Portfolio Turnover...........................     15%        15%        15%       19%       22%

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios, and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

See Notes to Financial Statements                                             67

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium-and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2003, the Fund had $59,528,500 of when-issued and delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $72,919,493, which expires between November 30, 2005 and November 30, 2011.

    At November 30, 2003 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $3,732,568,515
                                                              ==============
Gross tax unrealized appreciation...........................  $  110,428,384
Gross tax unrealized depreciation...........................    (101,841,217)
                                                              --------------
Net tax unrealized appreciation on investments..............  $    8,587,167
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended November 30, 2003 and 2002 was as follows:

                                                               2003      2002
Distributions paid from:
  Ordinary Income...........................................  $4,457    $6,288
  Long-term capital gain....................................     -0-       -0-
                                                              ------    ------
                                                              $4,457    $6,288
                                                              ======    ======

    Due to inherent differences in the recognition of income, expenses and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

Assets and Liabilities. Permanent differences relating to the Fund's investment in other regulated investment companies and restructuring losses totaling $22,398 and $18,317, respectively, were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent difference relating to a portion of capital loss carryforward expiring in the current year totaling $5,134,116 was reclassified from accumulated net realized loss to capital. Additionally, a permanent difference relating to book to tax accretion differences totaling $95,453 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $12,324

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October losses which are not realized for tax purposes until the first day of the following fiscal year, the deferral of losses related to wash sale transactions and losses recognized for tax purposes, but not for book purposes.

F. EXPENSE REDUCTIONS During the year ended November 30, 2003, the Fund's custody fee was reduced by $14,736 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the year ended November 30, 2003, the Fund recognized expenses of approximately $82,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended November 30, 2003, the Fund recognized expenses of approximately $152,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2003, the Fund

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

recognized expenses of approximately $1,274,200 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $115,015 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At November 30, 2003, capital aggregated $2,485,749,391 $764,880,499 and
$609,459,196 for Classes A, B, and C, respectively. For the year ended November 30, 2003, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................  117,225,723    $1,225,032,986
  Class B..................................................   27,241,623       284,660,420
  Class C..................................................   35,898,265       375,197,257
                                                             -----------    --------------
Total Sales................................................  180,365,611    $1,884,890,663
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    6,992,509    $   73,053,995
  Class B..................................................    1,954,035        20,409,737
  Class C..................................................    1,260,822        13,159,290
                                                             -----------    --------------
Total Dividend Reinvestment................................   10,207,366    $  106,623,022
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (40,497,712)   $ (422,232,725)
  Class B..................................................   (9,203,614)      (95,948,147)
  Class C..................................................   (7,144,161)      (74,359,287)
                                                             -----------    --------------
Total Repurchases..........................................  (56,845,487)   $ (592,540,159)
                                                             ===========    ==============

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

    At November 30, 2002, capital aggregated $1,613,196,028, $556,771,849 and
$296,281,799 for Classes A, B, and C, respectively. For the year ended November 30, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   46,703,909    $ 490,086,973
  Class B...................................................   16,287,054      170,954,830
  Class C...................................................   13,063,602      136,990,154
                                                              -----------    -------------
Total Sales.................................................   76,054,565    $ 798,031,957
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    4,198,166    $  44,017,218
  Class B...................................................    1,226,526       12,857,957
  Class C...................................................      643,420        6,735,927
                                                              -----------    -------------
Total Dividend Reinvestment.................................    6,068,112    $  63,611,102
                                                              ===========    =============
Repurchases:
  Class A...................................................  (24,909,712)   $(261,080,861)
  Class B...................................................   (8,505,366)     (89,167,409)
  Class C...................................................   (3,792,034)     (39,675,996)
                                                              -----------    -------------
Total Repurchases...........................................  (37,207,112)   $(389,924,266)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received on such shares automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended November 30, 2003 and 2002, 189,334 and 1,952,677 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended November 30, 2003 and 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended November 30, 2003, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $2,991,800 and CDSC on redeemed shares of approximately $1,266,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,783,092,049 and $442,138,549, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $19,602,900 and $1,416,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended November 30, 2003 are payments retained by Van Kampen of approximately $6,628,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $300,800.

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended November 30, 1999 were audited by other auditors whose report dated January 21, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
January 9, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2003. The Fund designated 99.99% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)               Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Former
                                                          Director of the World
                                                          Presidents
                                                          Organization-Chicago
                                                          Chapter. Director of the
                                                          Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago.

J. Miles Branagan (71)           Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                    since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                         August 1996, Chairman,                  in the Fund Complex.
                                                          Chief Executive Officer
                                                          and President, MDT
                                                          Corporation (now known as
                                                          Getinge/Castle, Inc., a
                                                          subsidiary of Getinge
                                                          Industrier AB), a company
                                                          which develops,
                                                          manufactures, markets and
                                                          services medical and
                                                          scientific equipment.

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (65)             Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

Rod Dammeyer (63)                Trustee      Trustee     President of CAC, llc., a      88       Trustee/Director/Managing
CAC, llc.                                     since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                capital investment and                  in the Fund Complex.
Suite 980                                                 management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                  services. Prior to July                 Holdings Inc.,
                                                          2000, Managing Partner of               Stericycle, Inc.,
                                                          Equity Group Corporate                  TheraSense, Inc., GATX
                                                          Investment (EGI), a                     Corporation, Arris Group,
                                                          company that makes                      Inc. and Trustee of the
                                                          private investments in                  University of Chicago
                                                          other companies.                        Hospitals and Health
                                                                                                  Systems. Prior to May
                                                                                                  2002, Director of
                                                                                                  Peregrine Systems Inc.
                                                                                                  Prior to February 2001,
                                                                                                  Vice Chairman and
                                                                                                  Director of Anixter
                                                                                                  International, Inc. and
                                                                                                  IMC Global Inc. Prior to
                                                                                                  July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM). Prior to April
                                                                                                  1999, Director of Metal
                                                                                                  Management, Inc.

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (55)          Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1992, Executive Vice
                                                          President of La Salle
                                                          National Bank.

R. Craig Kennedy (51)            Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
11 DuPont Circle, N.W.                        since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                    of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (68)               Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                      since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                              Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                     Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)              Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (63)        Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, P.H.D. (62)  Trustee      Trustee     Currently with Paladin         86       Trustee/Director/Managing
2001 Pennsylvania Avenue                      since 1999  Capital Group-Paladin                   General Partner of funds
Suite 400                                                 Homeland Security Fund                  in the Fund Complex.
Washington, D.C. 20006                                    since November 2003.                    Director of Neurogen
                                                          Previously, Chief                       Corporation, a
                                                          Communications Officer of               pharmaceutical company,
                                                          the National Academy of                 since January 1998.
                                                          Sciences/National
                                                          Research Council, an
                                                          independent, federally
                                                          chartered policy
                                                          institution, since 2001
                                                          and Chief Operating
                                                          Officer from 1993 to
                                                          2001. Director of the
                                                          Institute for Defense
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, and
                                                          Trustee of Colorado
                                                          College. Prior to 1993,
                                                          Executive Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

INTERESTED TRUSTEES*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)          Trustee;     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas      President    since       Executive Officer of                    General Partner of funds
New York, NY 10020               and Chief    1999;       funds in the Fund                       in the Fund Complex.
                                 Executive    President   Complex. Chairman,
                                 Officer      and Chief   President, Chief
                                              Executive   Executive Officer and
                                              Officer     Director of the Adviser
                                              since 2002  and Van Kampen Advisors
                                                          Inc. since December 2002.
                                                          Chairman, President and
                                                          Chief Executive Officer
                                                          of Van Kampen Investments
                                                          since December 2002.
                                                          Director of Van Kampen
                                                          Investments since
                                                          December 1999. Chairman
                                                          and Director of Van
                                                          Kampen Funds Inc. since
                                                          December 2002. President,
                                                          Director and Chief
                                                          Operating Officer of
                                                          Morgan Stanley Investment
                                                          Management since December
                                                          1998. President and
                                                          Director since April 1997
                                                          and Chief Executive
                                                          Officer since June 1998
                                                          of Morgan Stanley
                                                          Investment Advisors Inc.
                                                          and Morgan Stanley
                                                          Services Company Inc.
                                                          Chairman, Chief Executive
                                                          Officer and Director of
                                                          Morgan Stanley
                                                          Distributors Inc. since
                                                          June 1998. Chairman since
                                                          June 1998, and Director
                                                          since January 1998 of
                                                          Morgan Stanley Trust.
                                                          Director of various
                                                          Morgan Stanley
                                                          subsidiaries. President
                                                          of the Morgan Stanley
                                                          Funds since May 1999.
                                                          Previously Chief
                                                          Executive Officer of Van
                                                          Kampen Funds Inc. from
                                                          December 2002 to July
                                                          2003, Chief Strategic
                                                          Officer of Morgan Stanley
                                                          Investment Advisors Inc.
                                                          and Morgan Stanley
                                                          Services Company Inc. and
                                                          Executive Vice President
                                                          of Morgan Stanley
                                                          Distributors Inc. from
                                                          April 1997 to June 1998.
                                                          Chief Executive Officer
                                                          from September 2002 to
                                                          April 2003 and Vice
                                                          President from May 1997
                                                          to April 1999 of the
                                                          Morgan Stanley Funds.

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)     Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                              since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                             December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                Director, President,
                                                          Chief Executive Officer
                                                          and Managing Director of
                                                          Van Kampen Investments
                                                          and its investment
                                                          advisory, distribution
                                                          and other subsidiaries.
                                                          Prior to December 2002,
                                                          President and Chief
                                                          Executive Officer of
                                                          funds in the Fund
                                                          Complex. Prior to May
                                                          1998, Executive Vice
                                                          President and Director of
                                                          Marketing at Morgan
                                                          Stanley and Director of
                                                          Dean Witter, Discover &
                                                          Co. and Dean Witter
                                                          Realty. Prior to 1996,
                                                          Director of Dean Witter
                                                          Reynolds Inc.

Wayne W. Whalen* (64)            Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom                          in the Fund Complex.
                                                          (Illinois), legal counsel
                                                          to funds in the Fund
                                                          Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Wayne D. Godlin (42)          Managing Director        Officer     Managing Director of Van Kampen Investments and portfolio
1221 Avenue of the Americas                            since 1999  manager of Van Kampen High Yield Municipal Fund. Prior to
New York, NY 10020                                                 1999, public finance associate with Hanifen, Imhoff. Prior to working in public finance, municipal research analyst
                                                                   with First Interstate Bancorp.

Joseph J. McAlinden (60)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (64)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 50, 150, 250
                                                 HYM ANR 1/04 12723A04-AP-1/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)

         (1)   The Trust's Code of Ethics is attached hereto as Exhibit 10A.
         (2)   Not applicable.
         (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen Tax-Exempt Trust
              -------------------------------------
By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 22, 2004

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 22, 2004

By: /s/ John L. Sullivan
    -------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: January 22, 2004